UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2444



                         The Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 9007
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky &Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE BOND FUND OF AMERICA

A tradition of income: Our 30th anniversary

[close-up photo of Bond Fund of America symbol on a certificate]

Annual report for the year ended December 31, 2004

THE BOND FUND OF AMERICA(SM) seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents
Letter to shareholders                                                    1
The value of a long-term perspective                                      4
A tradition of income: Our 30th anniversary                               6
Summary investment portfolio                                             11
Financial statements                                                     15
Directors and officers                                                   28
What makes American Funds different?                             back cover

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Please see page 4 for Class A share average annual total returns with relevant sales charges deducted. Other share class results and important information can be found on page 3.

The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 23 or in the fund's prospectus for details.

The fund's 30-day yield for Class A shares as of January 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.73%, which reflects a fee waiver (3.72% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 4.46%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. For more complete information, please read the prospectus.

[photo of a portion of a bond certificate]

FELLOW SHAREHOLDERS:

For the fiscal year ended December 31, 2004, The Bond Fund of America produced a total return of 5.8%, which topped the 4.1% average of its Lipper peer group, corporate A-rated bond funds. For reference, the Lehman Brothers Aggregate Bond Index, a broad measure of the U.S. bond market, returned 4.3%. The index is unmanaged, and its return does not reflect any operational or transaction expenses.

During the year, shareholders received monthly dividends totaling 62.9 cents a share. Those who reinvested dividends recorded an income return of 4.8%, while those who elected to take dividends in cash had an income return of 4.7%. All shareholders should note that a portion of the January 2005 dividend was paid in December 2004. As a result, the December dividend was slightly larger, while the January dividend was reduced by the same amount.

BOND MARKET OVERVIEW

The most notable bond market event of 2004 may well be something that did not happen. Specifically, long-term bond yields did not rise in conjunction with short-term yields, contrary to the expectations of many. In fact, the yield on the 10-year U.S. Treasury bond, which serves as a bellwether for the overall bond market, ended 2004 at almost the same level it ended 2003.

In contrast, short-term bond yields rose steadily as the Federal Reserve Board progressively raised its overnight lending rate, beginning June 30. Altogether, the Fed raised rates five times, a quarter point each, bringing its key lending rate to 2.25% by year-end. (On February 2, after the close of the fiscal year, the Fed raised this key rate another quarter point, bringing it to 2.50%.) Yields on short-term Treasuries and similar maturity high-quality bonds rose in step with the Fed actions.

During the second half of the year, long-term interest rate movements were held in check by slow employment growth, stubbornly high oil prices, relatively mild inflation and strong foreign demand for U.S. government debt. This provided a more favorable environment for long- and intermediate-term bonds. By year end, the yield difference between short-term and long-term bonds narrowed significantly.

[Begin Sidebar]
RESULTS AT A GLANCE
(for periods ended December 31, 2004, with all distributions reinvested)

                                                                                          Average annual total returns

                                                                        1 year        5 years       10 years       Lifetime*

The Bond Fund of America                                                 +5.8%         +7.5%          +7.8%         +9.5%
Lehman Brothers Aggregate Bond Index(1)                                  +4.3          +7.7           +7.7          +9.0
Lipper Corporate A-Rated Bond Funds Average(2)                           +4.1          +7.0           +7.2          +8.9

*Since May 28, 1974.
(1) The unmanaged Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used.
(2) Source: Lipper. Lipper averages do not include the effects of sales charges. [End Sidebar]

BENEFITS FROM DIVERSIFICATION

The Bond Fund of America offers shareholders a broadly diverse portfolio that includes bonds from virtually every major sector of the bond market. This diversity has helped the fund produce consistently attractive income returns through a variety of market conditions. During the past year, the fund benefited both from income generated by its portfolio holdings and from rising prices in several sectors of the market.

During the year, corporate obligations, which represent more than 50% of the fund's assets, produced some of the best returns in the bond market. In general, lower rated issues, especially those below investment grade, enjoyed strong demand as investors increasingly reached for yield, driving up prices on these securities. About 9% of portfolio assets are classified as high yield. Most of the remaining corporate holdings are rated A or BBB.

Non-U.S. dollar bonds also posted strong returns for the year. A strengthening of major currencies against the U.S. dollar during the second half of the year gave an additional boost to those bonds denominated in yen, euros, sterling and Canadian dollars, to name a few. The fund's non-U.S. dollar holdings (about 7% of assets) include both corporate and government debt and span the credit spectrum from AAA to high yield.

The fund's highest quality holdings -- U.S. Treasuries, government agency obligations and federal agency mortgage pass-through securities -- accounted for some 20% of fund assets at year end. These bonds provide a reliable source of income for the fund, while their high credit quality serves to counterbalance the fund's more credit-sensitive holdings.

For more information on types of bonds held by the fund, please see the summary investment portfolio beginning on page 11.

OUR FOCUS ON LONG-TERM VALUE

This past May, The Bond Fund of America marked its 30th anniversary. Since its inception, the fund has grown to become one of the largest and most broadly diversified fixed-income funds available to shareholders. Then, as now, we believed that an actively managed portfolio of carefully researched bonds could provide important long-term benefits for our shareholders -- namely high current income and relative stability of principal. To learn more about how the fund has achieved these objectives over the past three decades, we invite you to read our feature article, "A tradition of income," which begins on page 6.

Time has wrought many changes to the bond market and the world of fixed-income investing. Investors no longer clip coupons to collect interest payments, and virtually all transactions are processed electronically. Technology has not only transformed how bonds are traded, it has given rise to generations of bond issues barely conceivable at the fund's inception. Yet through years of change, one certainty persists: Bonds remain an essential component of a long-term investment plan. If anything, steady income and relative stability are more dearly prized in this world of increasing volatility.

Our enthusiasm for The Bond Fund of America has grown stronger with each passing year. As the fund begins its fourth decade, we look forward to new market challenges and to new investment possibilities for our shareholders. We are grateful to count you as part of our shareholder family, and we hope that you will be with us when we mark the fund's 40th anniversary.

Cordially,

/s/ Paul G. Haaga                   /s/ Abner D. Goldstine

Paul G. Haaga, Jr.                  Abner D. Goldstine
Chairman of the Board               President

February 10, 2005

For current information about the fund, visit americanfunds.com.


OTHER SHARE CLASS RESULTS                                           (unaudited)

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended December 31, 2004:
                                                                                               1 year         Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                         +0.07%            +6.41%(1)
Not reflecting CDSC                                                                            +5.07%            +6.74%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +3.99%            +6.36%(2)
Not reflecting CDSC                                                                            +4.99%            +6.36%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +5.80%            +7.16%(2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                                          +1.81%            +6.65%(4)
Not reflecting maximum sales charge                                                            +5.80%            +8.09%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                      -0.14%            +5.89%(4)
Not reflecting CDSC                                                                            +4.86%            +7.13%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +3.88%            +7.24%(5)
Not reflecting CDSC                                                                            +4.88%            +7.24%(5)

CLASS 529-E SHARES(3)                                                                          +5.43%            +7.90%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +5.69%            +9.98%(7)

The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 23 or in the fund's prospectus for details.
(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 26, 2002, when Class 529-F shares were first sold.

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.73 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

THE VALUE OF A LONG-TERM PERSPECTIVE

HOW A $10,000 INVESTMENT HAS GROWN
Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.(1) Thus, the net amount invested was $9,625.

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Active management -- bolstered by experience and careful research -- can add even more value: As the chart below shows, over its lifetime, The Bond Fund of America has done demonstrably better than its relevant benchmarks.

Dividends, particularly when reinvested, have accounted for virtually all of the fund's overall results. The table beneath the chart breaks down The Bond Fund of America's year-by-year total returns into their income and capital components.

Average   annual  total  returns  (based  on  a  $1,000   investment   with  all
distributions reinvested)*

Class A shares                          for periods ended December 31, 2004

1 year                                                               +1.85%
5 years                                                              +6.65
10 years                                                             +7.43

*Assumes payment of the 3.75% maximum initial sales charge. The maximum initial sales charge was 4.75% from December 15, 1986, to January 9, 2000.

The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 23 or in the fund's prospectus for details.


[Begin Mountain Chart]

                                                     Lehman Brothers    Consumer Price
Year ended                    BFA with dividends           Aggregate          Index(4)
December 31,2004                   reinvested(2)       Bond Index(3)       (inflation)
original investment                      $10,000             $10,000           $10,000
1974                                       9,988              10,318            10,679
1975                                      11,254              11,587            11,420
1976                                      13,293              13,395            11,975
1977                                      13,977              13,802            12,778
1978                                      14,261              13,994            13,930
1979                                      14,710              14,264            15,782
1980                                      15,230              14,650            17,757
1981                                      16,242              15,565            19,342
1982                                      21,586              20,643            20,082
1983                                      23,628              22,368            20,844
1984                                      26,450              25,756            21,667
1985                                      33,488              31,449            22,490
1986                                      38,568              36,250            22,737
1987                                      39,324              37,248            23,745
1988                                      43,533              40,186            24,794
1989                                      47,942              46,025            25,947
1990                                      49,509              50,149            27,531
1991                                      59,927              58,174            28,374
1992                                      66,722              62,480            29,198
1993                                      76,155              68,571            30,000
1994                                      72,335              66,572            30,802
1995                                      85,536              78,870            31,584
1996                                      91,274              81,733            32,634
1997                                      99,709              89,624            33,189
1998                                     104,863              97,409            33,724
1999                                     107,265              96,609            34,630
2000                                     113,906             107,841            35,802
2001                                     122,051             116,946            36,358
2002                                     129,514             128,939            37,222
2003                                     145,335             134,231            37,922
2004                                     153,837             140,055            39,156

[End Mountain Chart]


Year ended December 31                 1974+          1975         1976         1977         1978         1979         1980
TOTAL VALUE
Dividends reinvested                    $418           907        1,020        1,126        1,211        1,401        1,724
Value at year-end                     $9,988        11,254       13,293       13,977       14,261       14,710       15,230

BFA's total return                    (0.1)%          12.7         18.1          5.1          2.0          3.1          3.5

Year ended December 31                  1981          1982         1983         1984         1985         1986         1987
TOTAL VALUE
Dividends reinvested                   2,118         2,434        2,556        2,869        3,227        3,604        3,787
Value at year-end                     16,242        21,586       23,628       26,450       33,488       38,568       39,324
BFA's total return                       6.6          32.9          9.5         11.9         26.6         15.2          2.0

Year ended December 31                  1988         1989          1990         1991         1992         1993         1994
TOTAL VALUE
Dividends reinvested                   3,953        4,471         4,699        4,909        5,275        5,325        5,733
Value at year-end                     43,533       47,942        49,509       59,927       66,722       76,155       72,335
BFA's total return                      10.7         10.1           3.3         21.0         11.3         14.1        (5.0)


Year ended December 31                  1995          1996         1997         1998         1999         2000         2001
TOTAL VALUE
Dividends reinvested                   6,178         6,473        6,704        7,007        7,398        8,190        8,228
Value at year-end                     85,536        91,274       99,709      104,863      107,265      113,906      122,051
BFA's total return                      18.2           6.7          9.2          5.2          2.3          6.2          7.2

Year ended December 31                  2002          2003         2004
TOTAL VALUE
Dividends reinvested                   8,189         7,370        6,913
Value at year-end                    129,514       145,335      153,837
BFA's total return                       6.1          12.2          5.8

Average annual total return for 30-1/2 years: 9.35%(2)

+ For the period May 28, 1974 (when fund operations began), through December
  31, 1974.
Past results are not predictive of future results. The results shown are before taxes on fund distributions and sale of fund shares.
(1) As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
(2) Includes reinvested dividends of $135,419 and reinvested capital gain distributions of $4,573.
(3) From May 31, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Lehman Brothers Aggregate Bond Index did not yet exist. Since January 1, 1976, the Lehman Brothers Aggregate Bond Index has been used. These indexes are unmanaged and do not reflect sales charges, commissions or expenses.
(4) Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


A TRADITION OF INCOME: OUR 30TH ANNIVERSARY

[Begin Sidebar]
"The bond market itself has changed considerably over 30 years: Once a blue-chip forum largely comprised of high-quality corporate issuers, it has become a multifaceted market where increasingly complex financings command a growing share of investor dollars."
[photo of a portion of a bond certificate]
[End Sidebar]

The track record of any investment is an important reference for the conscientious investor: the longer the record, the more meaningful the data. While past performance is no guarantee of future results, the history of an investment -- in this case, The Bond Fund of America -- provides important clues as to its strengths and its ability to weather changing market conditions.

In this report, then, we'll take a look at how the fund has fared over the past three decades. We'll highlight some of the challenges the fund has faced and see how it has responded. Our intent is this: to show how the fund's income objective has served shareholders over the long term and how time itself is an important ally in the pursuit of attractive returns.

CYCLES OF CHANGE

Over the past 30 years, bond investors have faced a wide spectrum of investment conditions: double-digit inflation and periods of low inflation, episodes of historically high and low interest rates, extended periods of strong economic growth, as well as five recessions. This ever-changing environment has produced sharp fluctuations in bond prices and bond yields (which move in opposite directions), because bonds are highly sensitive to economic expectations. The bond market itself has changed considerably over 30 years: Once a blue-chip forum largely comprised of high-quality corporate issuers, it has become a multifaceted market where increasingly complex financings, such as mortgage-backed securities and asset-backed bonds, command a growing share of investor dollars. "Decades at a glance" (on page 8) offers a sketch of market conditions and trends that have influenced each of the fund's three decades.

Despite enormous changes in the market and economic conditions, The Bond Fund of America has rewarded its long-term shareholders, largely through the steady stream of income it has generated. After all, bonds are fundamentally income-producing investments. The income produced by the fund's portfolio of bonds has, over time, played a dominant role in the total returns produced by the fund. Those who reinvest their dividends, as do more than 90% of the fund's shareholders, have an opportunity to benefit further from the effects of compounding. Reinvested income helps boost future income by increasing the number of shares owned.

During the fund's first decade, a trend toward higher interest rates helped lift the fund's income return. This benefited the fund's income stream well into the 1980s, even after interest rates began to decline, because the fund had invested in bonds with relatively long maturities. Since the early 1980s, the fund has experienced several smaller cycles of rising and falling interest rates. During each of these cycles, the fund's counselors carefully adjusted the mix of portfolio holdings, as necessary, to help safeguard shareholder principal while continuing to offer an attractive level of current income.

[photo of a portion of a bond certificate]

[Begin Sidebar]
THE PULSE OF THE BOND MARKET

This chart depicts the changing yield on 10-year U.S. Treasury bonds. It serves as a barometer for the broader market, indicating periods of rising and falling yields. Shaded areas reflect periods of economic recession.

10-year Treasury yields (6/30/74 through 12/31/04)

06/30/1974                      7.54
09/30/1974                      8.04
12/31/1974                      7.43
03/31/1975                      7.73
06/30/1975                      7.86
09/30/1975                      8.43
12/31/1975                      8.00
03/31/1976                      7.73
06/30/1976                      7.86
09/30/1976                      7.59
12/31/1976                      6.87
03/31/1977                      7.46
06/30/1977                      7.28
09/30/1977                      7.34
12/31/1977                      7.69
03/31/1978                      8.04
06/30/1978                      8.46
09/30/1978                      8.42
12/31/1978                      9.01
03/31/1979                      9.12
06/30/1979                      8.91
09/30/1979                      9.33
12/31/1979                     10.39
03/31/1980                     12.75
06/30/1980                      9.78
09/30/1980                     11.51
12/31/1980                     12.84
03/31/1981                     13.12
06/30/1981                     13.47
09/30/1981                     15.32
12/31/1981                     13.72
03/31/1982                     13.86
06/30/1982                     14.30
09/30/1982                     12.34
12/31/1982                     10.54
03/31/1983                     10.51
06/30/1983                     10.85
09/30/1983                     11.65
12/31/1983                     11.83
03/31/1984                     12.32
06/30/1984                     13.56
09/30/1984                     12.52
12/31/1984                     11.50
03/31/1985                     11.86
06/30/1985                     10.16
09/30/1985                     10.37
12/31/1985                      9.26
03/31/1986                      7.78
06/30/1986                      7.80
09/30/1986                      7.45
12/31/1986                      7.11
03/31/1987                      7.25
06/30/1987                      8.40
09/30/1987                      9.42
12/31/1987                      8.99
03/31/1988                      8.37
06/30/1988                      8.92
09/30/1988                      8.98
12/31/1988                      9.11
03/31/1989                      9.36
06/30/1989                      8.28
09/30/1989                      8.19
12/31/1989                      7.84
03/31/1990                      8.59
06/30/1990                      8.48
09/30/1990                      8.89
12/31/1990                      8.08
03/31/1991                      8.11
06/30/1991                      8.28
09/30/1991                      7.65
12/31/1991                      7.09
03/31/1992                      7.54
06/30/1992                      7.26
09/30/1992                      6.42
12/31/1992                      6.77
03/31/1993                      5.98
06/30/1993                      5.96
09/30/1993                      5.36
12/31/1993                      5.77
03/31/1994                      6.48
06/30/1994                      7.10
09/30/1994                      7.46
12/31/1994                      7.81
03/31/1995                      7.20
06/30/1995                      6.17
09/30/1995                      6.20
12/31/1995                      5.71
03/31/1996                      6.27
06/30/1996                      6.91
09/30/1996                      6.83
12/31/1996                      6.30
03/31/1997                      6.69
06/30/1997                      6.49
09/30/1997                      6.21
12/31/1997                      5.81
03/31/1998                      5.65
06/30/1998                      5.50
09/30/1998                      4.81
12/31/1998                      4.65
03/31/1999                      5.23
06/30/1999                      5.90
09/30/1999                      5.92
12/31/1999                      6.28
03/31/2000                      6.26
06/30/2000                      6.10
09/30/2000                      5.80
12/31/2000                      5.24
03/31/2001                      4.89
06/30/2001                      5.28
09/30/2001                      4.73
12/31/2001                      5.09
03/31/2002                      5.28
06/30/2002                      4.93
09/30/2002                      3.87
12/31/2002                      4.03
03/31/2003                      3.81
06/30/2003                      3.33
09/30/2003                      4.27
12/31/2003                      4.27
03/31/2004                      3.83
06/30/2004                      4.73
09/30/2004                      4.13
12/31/2004                      4.23

Sources: Federal Reserve Board; National Bureau of Economic Research
[End Sidebar]

[Begin Sidebar]
DECADES AT A GLANCE

[close-up photo of Bond Fund of America symbol on a certificate]

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

1974 - 1984

The fund's first decade was marked by high oil prices, a severe energy shortage, rising inflation and the worst recession since the 1940s. Long-term bond yields in the fund's portfolio began the decade around 8% and ended at about 11.5% in 1984. Bond yields actually peaked in the early 1980s at around 15% following two years of double-digit inflation (1979 and 1980). Shortly thereafter, bond yields began a long-term downward trend.

Despite the adverse environment -- bond prices weakened as rising inflation pushed interest rates higher -- shareholders who reinvested dividends recorded a 10.0% average annual total return for the decade (5/28/74-12/31/84). By reinvesting their dividends, shareholders acquired additional fund shares at lower prices -- shares that, in effect, earned them higher income returns. This compounding effect helped raise their overall income return, as well as their total returns over the 10-year period.

1984 - 1994

During the fund's second decade, many unfavorable trends of the prior decade began to correct. Bond prices improved as the Federal Reserve succeeded in curbing inflation, thus lowering interest rates. The bond market itself flourished as volume increased and newer types of financings, such as mortgage-backed securities, private placements and high-yield bonds, gained broad appeal.

The steady decline in interest rates served to lower the fund's income return during this decade. But to a large degree, rising bond prices, which boosted the fund's share price, offset the decline. Overall, the fund produced an average annual total return of 10.6% for the 10 years ended 12/31/94.

1994 - 2004

1994 was one of the worst years in history for the bond market and the only year to produce a negative total return for the fund. Bond yields rose (and prices fell) rapidly that year as the Federal Reserve moved quickly to stifle a threat of inflation. The following year inflation subsided and yields began to decline once again. Overall, a trend toward lower bond yields dominated this decade, with the exception of 1994 and 1999. By 2003, yields on U.S. Treasury bonds had declined to levels not seen since 1958. Not all sectors of the bond market moved in tandem, however. The increasing size and diversity of the market coupled with a handful of highly publicized crises in the global sovereign and corporate sectors led to less uniformity in market behavior, but also greater opportunities for the fund.

During this recent decade, the fund recorded an average annual total return of 7.8% (for the 10 years ended 12/31/04). Once again, the fund's income was an important part of the total return to our shareholders. With the Federal Reserve currently raising the federal funds rate, we may soon be transitioning to a period of higher bond yields.
[End Sidebar]

THE SEARCH FOR INCOME

Because income is such an important part of the fund's long-term returns, the portfolio counselors actively search for bonds that contribute to a healthy stream of income. At the same time, they pay close attention to the risks associated with each bond they choose. The fixed-income analysts of Capital Research and Management Company, the fund's investment adviser, are an integral and invaluable part of this search and evaluation process.

The  scope  of bonds  available  to the fund in its  early  days was  relatively limited, consisting mainly of high-quality corporate bonds and Treasuries. Corporate debt continues to play a leading role in the portfolio. But as the bond market grew over the years, so, too, grew the variety of debt instruments available to the fund. The fund has benefited from a greater variety of credit quality in corporate offerings, including the high-yield corporate bonds held in the portfolio. The fund has also extended its reach to include more sophisticated financings, such as commercial mortgage-backed securities, asset-backed obligations and non-U.S. government debt. These bonds not only increase the diversity of the fund's holdings, they also offer attractive investment opportunities.

Finding a bond with attractive income is only one part of the investment equation; monitoring the health of the income stream is another. With the growing number of debt instruments available, Capital Research has steadily increased its team of fixed-income analysts to meet the demands of this expanding universe. These analysts -- each specializing in industries or sectors of the bond market -- work closely with the fund's portfolio counselors to identify the potential risks and rewards of each bond that goes into the portfolio. And they continue to monitor every bond held by the fund to guard against events that could impair its credit quality or the stream of income it produces. In addition, portfolio counselors and analysts work closely with the economists of Capital Research to help identify and respond to market threats, such as rising interest rates, which can have an adverse effect on bond prices. Our fixed-income traders provide additional valuable market information.

[Begin Sidebar]
INCOME HAS BEEN THE BACKBONE OF THE FUND'S RETURNS

This chart shows both the income return and total return for each of the fund's 30 years. As shown, the income return varied much less than the total return, which includes income plus price fluctuations.

THE BOND FUND OF AMERICA: INCOME AND TOTAL RETURNS (years ended December 31)

            Income return       Total
Year        for BFA             Return

1974*        4.34%                3.73%
1975         9.08                12.68
1976         9.06                18.11
1977         8.47                 5.14
1978         8.66                 2.03
1979         9.83                 3.14
1980        11.72                 3.54
1981        13.91                 6.64
1982        14.99                32.90
1983        11.84                 9.46
1984        12.14                11.94
1985        12.20                26.61
1986        10.76                15.17
1987         9.82                 1.96
1988        10.05                10.70
1989        10.27                10.13
1990         9.80                 3.27
1991         9.92                21.04
1992         8.80                11.34
1993         7.98                14.13
1994         7.53                -5.02
1995         8.54                18.25
1996         7.57                 6.71
1997         7.34                 9.24
1998         7.03                 5.17
1999         7.06                 2.29
2000         7.63                 6.19
2001         7.22                 7.15
2002         6.71                 6.11
2003         5.69                12.22
2004         4.76                 5.85

*Partial time period (5/28/74, when the fund began operations, through 12/31/74) [End Sidebar]

[Begin Sidebar]
[photo of a portion of a bond certificate]
"In 29 of its 30 years, the fund's annual yield has exceeded that of its peer group average, according to Lipper. The fund's higher yield is largely due to the rigorous bond selection made by portfolio counselors and analysts."
[End Sidebar]

STRIKING A BALANCE BETWEEN INCOME AND RISK

The increasing diversity of portfolio holdings leaves The Bond Fund of America better equipped to respond to a variety of market conditions. Bonds with differing characteristics respond differently to changes in the economic or market environment. This flexibility has been helpful in both high and low interest rate environments. Throughout the fund's history, bonds have retained their appeal by continuing to offer higher yields than are generally available in the stock market -- and they do so with a significantly lower level of volatility.

Even in the current low interest rate environment, The Bond Fund of America was able to produce a yield of 4.61% for the year just ended, compared with an average of 3.77% for its Lipper peer group. (As per Lipper, fund yields reflect dividends paid over the previous 12-month period divided by the current share price.) In 29 of its 30 years, the fund's annual yield has exceeded that of its peer group average, according to Lipper. The fund's higher yield is largely due to the rigorous bond selection made by portfolio counselors and analysts.

Markets change, but the relative stability of a carefully managed bond portfolio can endure. Over the past 30 years, The Bond Fund of America has served the fund's objectives and rewarded its shareholders by providing a high level of current income through its widely diversified portfolio. Over time, that income has been key to providing our shareholders with above averge total returns.


SUMMARY INVESTMENT PORTFOLIO, December 31, 2004

Beginning with this report, a summary portfolio, approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.


[begin pie chart]
Corporate bonds & notes                                  47.9
Mortgage-backed obligations                              15.8
U.S. government & government agency bonds & notes        13.4
Non-U.S. government bonds & notes                         5.6
Asset-backed obligations                                  5.6
Cash & equivalents                                        4.8
Preferred stocks                                          3.9
Municipals                                                1.5
Convertible securities                                    1.0
Common stocks                                             0.5
[end pie chart]

                                                                                        Principal          Market        Percent
                                                                                           amount           value         of net
BONDS & NOTES  - 89.79%                                                                     (000)           (000)         assets

CORPORATE BONDS & NOTES - 47.85%
FINANCIALS  - 14.09%
Household Finance Corp. 4.125%-7.875% 2007-2012                                        $  139,000      $  148,649
HSBC Holdings PLC 5.25% 2012                                                               10,000          10,383
HSBC Bank USA 4.625% 2014 (1)                                                               9,000           8,842
Midland Bank 3.063% Eurodollar note (undated) (2)                                          15,000          13,050          0.91%
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (2)                             74,250          81,495            .41
Prudential Holdings, LLC, Series C, 8.695% 2023  (1) (3)                                   57,035          72,613            .37
Other securities                                                                                        2,457,940          12.40
                                                                                                        2,792,972          14.09

CONSUMER DISCRETIONARY  - 10.74%
Ford Motor Credit Co.:
 7.375% 2009                                                                               87,920          94,933
 7.875% 2010                                                                               94,100         103,791
 3.93%-7.375% 2006-2011 (2)                                                               137,875         143,163
Ford Motor Co. 7.45% 2031                                                                  10,370          10,460           1.78
General Motors Acceptance Corp.:
 7.75% 2010                                                                                68,825          73,948
 4.56% 2014 (2)                                                                            61,000          59,949
 5.75%-8.00% 2005-2031                                                                    174,690         182,182
General Motors Corp. 7.20%-8.375% 2011-2033                                                 7,060           9,616           1.64
DaimlerChrysler North America Holding Corp. 8.00% 2010                                     56,500          65,376            .33
Cox Communications, Inc. 5.45% 2014 (1)                                                    59,870          59,982            .30
Other securities                                                                                        1,326,804           6.69
                                                                                                        2,130,204          10.74

TELECOMMUNICATION SERVICES  - 6.25%
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                           116,830         121,069            .61
SBC Communications Inc.:
 5.10% 2014                                                                                76,010          76,862
 4.125%-6.45%  2006-2034                                                                   38,070          38,425            .58
British Telecommunications PLC 8.375% 2010 (2)                                             75,749          91,073            .46
France Telecom 8.50% 2011 (2)                                                              58,300          69,632            .35
Vodafone Group PLC 7.75% 2010                                                              55,210          64,138            .32
AT&T Corp. 9.05% 2011  (2)                                                                 52,500          60,703            .31
Other securities                                                                                          717,749           3.62
                                                                                                        1,239,651           6.25

INDUSTRIALS  -  5.13%                                                                                   1,017,875           5.13

UTILITIES  -  3.93%                                                                                       779,868           3.93

MATERIALS  -  2.52%                                                                                       500,287           2.52

OTHER CORPORATE BONDS - 5.19%                                                                           1,030,008           5.19


MORTGAGE-BACKED OBLIGATIONS  - 15.76% (3)
Freddie Mac:
 6.00% 2034                                                                               314,363         324,947
 1.876%-11.00% 2007-2036 (2)                                                              282,759         290,677           3.10
Fannie Mae:
 5.50% 2033                                                                               110,529         112,339
 6.00% 2035                                                                               193,388         199,884
 2.869%-12.018% 2009-2042 (2)                                                             284,294         296,235           3.07
CS First Boston Mortgage Securities Corp. 2.76%-7.841% 2010-2041 (1)  (2)                 273,056         283,571           1.43
Realkredit Danmark A/S, Series 23D, 5.00% 2035                                        DKr 503,768          92,283            .47
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036         $  56,200          62,394            .32
Other securities                                                                                        1,462,138           7.37
                                                                                                        3,124,468          15.76

U.S. GOVERNMENT AND GOVERNMENT AGENCY BONDS & NOTES  - 13.40%
U.S. Treasury Obligations:
 5.75% 2005                                                                               111,000         113,862
 6.75% 2005                                                                               213,245         216,527
 6.875% 2006                                                                              281,990         296,904
 3.00% 2007                                                                                70,500          70,071
 3.375% 2007  (4)                                                                         156,611         165,893
 3.625% 2008  (4)                                                                         124,878         136,099
 3.875% 2009  (4)                                                                          73,321          82,202
 3.50% 2011  (4)                                                                           54,833          62,290
 11.250% 2015                                                                              70,000         110,009
 6.875% 2025                                                                              263,250         331,324
 5.25% 2028                                                                                77,165          80,770
 0%-12.00% 2005-2030 (4)                                                                  495,116         532,129          11.09
Fannie Mae:
 7.00% 2005                                                                                90,000          92,057
 5.25%-7.25% 2011-2030                                                                     73,000          83,151            .88
Federal Home Loan Bank:
 2.00% 2006                                                                                67,775          66,941
 2.375% 2006                                                                               62,695          62,123            .65
Freddie Mac 1.875%-6.75% 2005-2031                                                        103,680         110,395            .56
Other securities                                                                                           44,122            .22
                                                                                                        2,656,869          13.40

NON-U.S. GOVERNMENT BONDS & NOTES  -  5.63%
German Government:
 5.00% 2005                                                                        Euro    55,270          76,110
 4.50% 2006                                                                                41,920          58,657
 4.50% 2009                                                                                55,000          79,189
 6.25% 2030                                                                                43,630          77,020           1.47
Japanese Government:
 0.50% 2007                                                                         Yen 2,266,150          22,242
 0.90% 2008                                                                            11,030,000         109,442
 0.50% 2013                                                                             7,890,800          72,347           1.03
Canadian Government 4.25% 2026  (4)                                                 C$     67,142          78,027            .39
Korean Government 4.50% 2008                                                       KRW 70,438,000          70,840            .36
Other securities                                                                                          472,609           2.38
                                                                                                        1,116,483           5.63

ASSET-BACKED OBLIGATIONS  -  5.60%  (3)                                                                 1,110,596           5.60

MUNICIPALS  - 1.55%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003 A1, 6.25% 2033                             64,975          65,076            .33
Other securities                                                                                          241,619           1.22
                                                                                                          306,695           1.55

TOTAL BONDS & NOTES (cost: $17,016,321,000)                                                            17,805,976          89.79



                                                                              Shares or principal          Market        Percent
                                                                                           amount           value         of net
CONVERTIBLE SECURITIES  - 0.97%                                                                             (000)         assets

CONSUMER DISCRETIONARY  - 0.34%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
     preferred 2032                                                                       351,600          18,561            .10
General Motors Corp., Series B, 5.25% convertible debentures 2032                   $  13,125,000          12,112            .06
Other securities                                                                                           36,060            .18
                                                                                                           66,733            .34

OTHER - 0.63%                                                                                             124,976            .63



TOTAL CONVERTIBLE SECURITIES (cost: $138,215,000)                                                         191,709            .97



                                                                                                           Market        Percent
                                                                                                            value         of net
WARRANTS  - 0.00%                                                                                           (000)         assets


TOTAL WARRANTS (cost: $190,000)                                                                                17            .00



                                                                                           Shares          Market        Percent
                                                                                                            value         of net
PREFERRED STOCKS  - 3.94%                                                                                   (000)         assets

FINANCIALS  - 3.91%
HSBC Capital Funding LP: (2)
 Series 1, 9.547% noncumulative step-up perpetual preferred (undated) (1)              85,750,000         106,951
 Series 2, 10.176% noncumulative step-up perpetual preferred (undated) (1)             32,000,000          49,692
 8.03% noncumulative preferred (undated)                                               20,000,000          34,136            .96
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
     (undated) (1) (2)                                                                 93,375,000         109,317
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
     (undated) (1)  (2)                                                                57,500,000          65,176            .88
Fannie Mae, Series O, 7.0% preferred 2007 (1)  (5)                                      1,314,000          73,584            .37
Other securities                                                                                          337,291           1.70
                                                                                                          776,147           3.91


OTHER - 0.03%                                                                                               5,773            .03

TOTAL PREFERRED STOCKS (cost: $664,844,000)                                                               781,920           3.94


                                                                                                           Market        Percent
                                                                                                            value         of net
COMMON STOCKS  - 0.51%                                                                                      (000)         assets


TOTAL COMMON STOCKS (cost: $102,168,000)                                                                  100,416            .51


                                                                                        Principal          Market        Percent
                                                                                           amount           value         of net
SHORT-TERM SECURITIES  - 4.55%                                                              (000)           (000)         assets

Proctor & Gamble Co. 2.08%-2.35% due 1/21-3/9/2005 (1)  (6)                        $      133,000         132,692            .67
CAFCO, LLC 2.05%-2.32% due 1/21-2/10/2005 (1)  (6)                                        130,000         129,696            .65
SBC Communications Inc. 2.22%-2.34% due 1/24-2/15/2005 (1)  (6)                            90,500          90,281            .46
U.S. Treasury Bills 1.705%-2.045% due 1/6-3/10/2005  (6)                                   80,200          79,933            .40
Clipper Receivables Co., LLC 2.31%-2.35% due 1/28-2/11/2005 (1)  (6)                       65,000          64,836            .33
Other securities                                                                                          405,106           2.04

TOTAL SHORT-TERM SECURITIES (cost: $902,570,000)                                                          902,544           4.55


TOTAL INVESTMENT SECURITIES (cost: $18,824,308,000)                                                    19,782,582          99.76
OTHER ASSETS LESS LIABILITIES                                                                              46,826            .24

NET ASSETS                                                                                            $19,829,408        100.00%

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2004 appear below.

                                                                                                           Dividend       Market
Company                                              Beginning    Purchases        Sales         Ending      income        value
                                                        shares                                   shares       (000)        (000)
NTELOS Inc.  (1) (5) (7)                             1,020,970      602,599            -      1,623,569          $-      $59,341
Beverly Hills Bancorp Inc.                           1,601,967            -            -      1,601,967         601       16,180
ZiLOG, Inc.  (5)                                     2,555,000            -    1,676,000        879,000           -        7,032
ZiLOG, Inc. - MOD III Inc., units (7)                    2,555            -        1,108          1,447         659            0
Clarent Hospital Corp.  (5) (7)                        331,291            -            -        331,291           -          166
                                                                                                 $ 1,260                $ 82,719


The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $3,738,854,000, which represented 18.86% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Security did not produce income during the last 12 months.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Valued under fair value procedures adopted by authority of the Board of Directors.


See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $18,749,079)                                            $19,699,863
  Affiliated issuers (cost: $75,229)                                                       82,719               $19,782,582
 Cash                                                                                                                15,052
 Receivables for:
  Sales of investments                                                                     11,299
  Sales of fund's shares                                                                   57,572
  Open forward currency contracts                                                              47
  Dividends and interest                                                                  234,363                   303,281
                                                                                                                 20,100,915
LIABILITIES:
 Payables for:
  Purchases of investments                                                                218,948
  Repurchases of fund's shares                                                             33,460
  Open forward currency contracts                                                           5,986
  Closed forward currency contracts                                                         1,793
  Investment advisory services                                                              3,880
  Services provided by affiliates                                                           6,762
  Deferred Directors' compensation                                                            318
  Other fees and expenses                                                                     360                   271,507
NET ASSETS AT DECEMBER 31, 2004                                                                                 $19,829,408

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                     $19,415,819
 Undistributed net investment income                                                                                 24,684
 Accumulated net realized loss                                                                                     (565,902)
 Net unrealized appreciation                                                                                        954,807
NET ASSETS AT DECEMBER 31, 2004                                                                                 $19,829,408

Total authorized capital stock - 2,500,000 shares, $.001 par value (1,452,899 total shares outstanding)

                                                                                                                Net asset value
                                                                    Net assets        Shares outstanding          per share (1)

Class A                                                            $15,822,324                 1,159,300                 $13.65
Class B                                                              1,394,158                   102,150                  13.65
Class C                                                              1,123,060                    82,286                  13.65
Class F                                                                486,539                    35,649                  13.65
Class 529-A                                                            187,358                    13,728                  13.65
Class 529-B                                                             49,440                     3,622                  13.65
Class 529-C                                                             86,163                     6,313                  13.65
Class 529-E                                                             10,715                       785                  13.65
Class 529-F                                                              4,222                       309                  13.65
Class R-1                                                               10,452                       766                  13.65
Class R-2                                                              237,846                    17,427                  13.65
Class R-3                                                              212,754                    15,589                  13.65
Class R-4                                                               76,932                     5,637                  13.65
Class R-5                                                              127,445                     9,338                  13.65

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.18 for each.


See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended December 31, 2004                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest (net of non-U.S. withholding
            tax of $402)                                                                         $922,486
  Dividends (includes $1,260 from affiliates)                                                      15,008             $937,494

 Fees and expenses:
  Investment advisory services                                                                     45,595
  Distribution services                                                                            64,185
  Transfer agent services                                                                          19,054
  Administrative services                                                                           5,310
  Reports to shareholders                                                                             904
  Registration statement and prospectus                                                               762
  Postage, stationery and supplies                                                                  1,934
  Directors' compensation                                                                             143
  Auditing and legal                                                                                  183
  Custodian                                                                                           648
  State and local taxes                                                                               157
  Other                                                                                               107
  Total expenses before reimbursement/waiver                                                      138,982
   Reimbursement/waiver of expenses                                                                 1,534              137,448
 Net investment income                                                                                                 800,046

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments (including $2,120 net loss from affiliates)                                         212,803
  Non-U.S. currency transactions                                                                  (21,034)             191,769
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                      33,845
  Non-U.S. currency translations                                                                     (956)              32,889
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               224,658
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                    $1,024,704

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                      Year ended December 31
                                                                                                     2004                 2003
OPERATIONS:
 Net investment income                                                                           $800,046             $804,752
 Net realized gain on investments and
  non-U.S. currency transactions                                                                  191,769               10,312
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                                32,889              983,905
  Net increase in net assets
   resulting from operations                                                                    1,024,704            1,798,969

DIVIDENDS PAID TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME                                                         (822,839)            (836,446)

CAPITAL SHARE TRANSACTIONS                                                                      2,677,089            1,487,583

TOTAL INCREASE IN NET ASSETS                                                                    2,878,954            2,450,106

NET ASSETS:
 Beginning of year                                                                             16,950,454           14,500,348
 End of year (including undistributed net investment income and distributions
  in excess of net investment income: $24,684 and $2,806, respectively)                       $19,829,408          $16,950,454

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica is a registered trademark of the Virginia College
Savings Plan./SM/

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2004, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $18,885,300,000.

During the year ended December 31, 2004, the fund reclassified $50,303,000 from undistributed net realized gains to undistributed net investment income and reclassified $20,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                       $30,203
Short-term and long-term capital loss deferrals                                                             (514,781)
Gross unrealized appreciation on investment securities                                                     1,039,952
Gross unrealized depreciation on investment securities                                                      (142,670)
Net unrealized appreciation on investment securities                                                         897,282

Undistributed net investment income and currency gains above include currency losses of $7,763,000 that were realized during the period November 1, 2003 through December 31, 2003. Short-term capital loss deferrals above include capital loss carryforwards of $243,982,000, $254,538,000 and $16,261,000 expiring in 2011, 2010 and 2009, respectively. These numbers reflect the utilization of a capital loss carryforward of $108,272,000. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the year ended December 31, 2004, the fund realized, on a tax basis, a net capital gain of $134,335,000, which was offset by capital losses of $26,063,000 that were realized during the period November 1, 2003 through December 31, 2003.



Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                                       Year ended December 31, 2004       Year ended December 31, 2003
Class A                                                                              $ 683,482                          $ 720,504
Class B                                                                                 51,745                             52,350
Class C                                                                                 37,239                             32,059
Class F                                                                                 17,193                             11,977
Class 529-A                                                                              6,705                              4,034
Class 529-B                                                                              1,568                              1,127
Class 529-C                                                                              2,641                              1,805
Class 529-E                                                                                375                                249
Class 529-F                                                                                135                                 48
Class R-1                                                                                  297                                122
Class R-2                                                                                6,883                              3,030
Class R-3                                                                                6,674                              2,906
Class R-4                                                                                2,053                                605
Class R-5                                                                                5,849                              5,630
Total                                                                                $ 822,839                          $ 836,446

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.13% on such assets in excess of $16 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. The Board of Directors approved an amended agreement effective April 1, 2004, continuing the series of rates to include an additional annual rate of 0.12% on daily net assets in excess of $20 billion. During the year ended December 31, 2004, CRMC reduced investment advisory services fees by $788,000. As a result, the fee shown on the accompanying financial statements of $45,595,000, which was equivalent to an annualized rate of 0.252%, was reduced to $44,807,000, or 0.248% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2004, unreimbursed expenses subject to reimbursement totaled $8,519,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended December 31, 2004, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the year ended December 31, 2004, the total fees paid by CRMC were $5,000, $733,000 and $8,000 for Class R-1, Class R-2 and Class R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described on the previous page for the year ended December 31, 2004, were as follows (dollars in thousands):


         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $36,668          $17,649        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          13,187           1,405         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          9,700          Included            $1,455              $294            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           936           Included              561                 97            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         216           Included              217                 32                 $145
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         421           Included              63                  24                  42
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         705           Included              106                 32                  70
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          44           Included              13                  2                    9
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          8            Included               4                  1                    3
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           77           Included              12                  9             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2         1,330          Included              266               1,206           Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          782           Included              235                218            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          111           Included              67                  6             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              118                 3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $64,185          $19,054            $3,117             $1,924                $269
         --------------------------------------------------------------------------------------------------------------


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $143,000 shown on the accompanying financial statements includes $104,000 in current fees (either paid in cash or deferred) and a net increase of $39,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                                Sales(1)                       Reinvestments of dividends
                                                                    Amount          Shares                  Amount           Shares
Year ended December 31, 2004
Class A                                                        $ 4,113,288         304,709               $ 585,100           43,375
Class B                                                            290,080          21,493                  42,293            3,135
Class C                                                            452,065          33,472                  30,241            2,242
Class F                                                            276,299          20,471                  13,677            1,014
Class 529-A                                                         81,558           6,041                   6,689              496
Class 529-B                                                         15,159           1,123                   1,564              116
Class 529-C                                                         34,537           2,558                   2,635              195
Class 529-E                                                          3,881             287                     374               28
Class 529-F                                                          2,019             150                     135               10
Class R-1                                                            7,762             575                     295               22
Class R-2                                                          163,885          12,152                   6,838              507
Class R-3                                                          149,741          11,099                   6,643              493
Class R-4                                                           70,820           5,252                   2,044              151
Class R-5                                                           39,652           2,956                   3,979              295
Total net increase
   (decrease)                                                  $ 5,700,746         422,338               $ 702,507           52,079

Year ended December 31, 2003
Class A                                                        $ 3,914,006         298,503               $ 606,086           46,021
Class B                                                            447,795          34,182                  41,587            3,155
Class C                                                            439,411          33,447                  25,135            1,906
Class F                                                            247,799          18,925                   9,380              711
Class 529-A                                                         58,345           4,428                   4,025              305
Class 529-B                                                         17,719           1,348                   1,125               85
Class 529-C                                                         29,195           2,219                   1,798              136
Class 529-E                                                          4,019             306                     247               19
Class 529-F                                                          1,906             145                      48                3
Class R-1                                                            5,828             442                     121                9
Class R-2                                                          113,952           8,680                   3,007              227
Class R-3                                                           99,210           7,575                   2,884              218
Class R-4                                                           19,077           1,446                     604               46
Class R-5                                                           49,613           3,802                   3,594              272
Total net increase
   (decrease)                                                  $ 5,447,875         415,448               $ 699,641           53,113




Share class                                                             Repurchases(1)                            Net increase
                                                                    Amount          Shares                  Amount           Shares
Year ended December 31, 2004
Class A                                                       $ (3,028,423)       (224,803)            $ 1,669,965          123,281
Class B                                                           (226,378)        (16,819)                105,995            7,809
Class C                                                           (218,016)        (16,201)                264,290           19,513
Class F                                                           (100,016)         (7,438)                189,960           14,047
Class 529-A                                                        (12,466)           (925)                 75,781            5,612
Class 529-B                                                         (3,056)           (228)                 13,667            1,011
Class 529-C                                                         (8,033)           (597)                 29,139            2,156
Class 529-E                                                           (721)            (54)                  3,534              261
Class 529-F                                                           (119)             (9)                  2,035              151
Class R-1                                                           (2,382)           (176)                  5,675              421
Class R-2                                                          (46,485)         (3,445)                124,238            9,214
Class R-3                                                          (41,099)         (3,048)                115,285            8,544
Class R-4                                                          (15,251)         (1,131)                 57,613            4,272
Class R-5                                                          (23,719)         (1,764)                 19,912            1,487
Total net increase
   (decrease)                                                 $ (3,726,164)       (276,638)            $ 2,677,089          197,779

Year ended December 31, 2003
Class A                                                       $ (3,944,314)       (300,701)              $ 575,778           43,823
Class B                                                           (222,252)        (16,906)                267,130           20,431
Class C                                                           (213,329)        (16,240)                251,217           19,113
Class F                                                           (159,243)        (12,222)                 97,936            7,414
Class 529-A                                                         (7,496)           (567)                 54,874            4,166
Class 529-B                                                         (1,780)           (134)                 17,064            1,299
Class 529-C                                                         (5,184)           (392)                 25,809            1,963
Class 529-E                                                           (969)            (74)                  3,297              251
Class 529-F                                                            (38)             (3)                  1,916              145
Class R-1                                                           (2,261)           (172)                  3,688              279
Class R-2                                                          (30,794)         (2,338)                 86,165            6,569
Class R-3                                                          (28,674)         (2,178)                 73,420            5,615
Class R-4                                                          (12,668)           (971)                  7,013              521
Class R-5                                                          (30,931)         (2,348)                 22,276            1,726
Total net increase
   (decrease)                                                 $ (4,659,933)       (355,246)            $ 1,487,583          113,315

(1) Includes exchanges between share classes of the fund.

6.       FORWARD CURRENCY CONTRACTS

As of December 31, 2004, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                                                            U.S. valuations
Non-U.S.                                                           Contract amount                     at December 31, 2004
currency
contracts                                                                                                            Unrealized
                                                                Non-U.S.         U.S.                Amount      (depreciation)
                                                                                                                   appreciation
                                                                   (000)        (000)                 (000)               (000)
Sales:

 Euros expiring 1/20 to 3/29/2005                          Euro  175,887     $233,602              $238,453            ($4,851)
 Japanese Yen expiring 3/14/2005                           JPY 4,629,127       44,139                45,274             (1,135)
 British pounds expiring 3/9/2005                         Pound    1,920        3,711                 3,664                  47

Forward currency contracts - net                                             $281,452              $287,391            ($5,939)


7.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $9,767,170,000 and $7,824,192,000, respectively, during the year ended December 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2004, the custodian fee of $648,000, shown on the accompanying financial statements, included $118,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                        Income from investment operations(2)
                                                                                                          Net
                                                                     Net asset                  gains (losses)
                                                                        value,             Net  on securities      Total from
                                                                     beginning      investment (both realized      investment
                                                                     of period          income and unrealized)     operations
Class A:
 Year ended 12/31/2004                                                  $13.51            $.61           $.16            $.77
 Year ended 12/31/2003                                                   12.70             .68            .84            1.52
 Year ended 12/31/2002                                                   12.79             .82           (.08)            .74
 Year ended 12/31/2001                                                   12.79             .93           (.03)            .90
 Year ended 12/31/2000                                                   12.98             .94           (.17)            .77
Class B:
 Year ended 12/31/2004                                                   13.51             .51            .16             .67
 Year ended 12/31/2003                                                   12.70             .58            .84            1.42
 Year ended 12/31/2002                                                   12.79             .72           (.08)            .64
 Year ended 12/31/2001                                                   12.79             .83           (.03)            .80
 Period from 3/15/2000 to 12/31/2000                                     12.92             .62           (.08)            .54
Class C:
 Year ended 12/31/2004                                                   13.51             .50            .16             .66
 Year ended 12/31/2003                                                   12.70             .57            .84            1.41
 Year ended 12/31/2002                                                   12.79             .71           (.08)            .63
 Period from 3/15/2001 to 12/31/2001                                     13.05             .63           (.27)            .36
Class F:
 Year ended 12/31/2004                                                   13.51             .60            .16             .76
 Year ended 12/31/2003                                                   12.70             .67            .84            1.51
 Year ended 12/31/2002                                                   12.79             .81           (.08)            .73
 Period from 3/15/2001 to 12/31/2001                                     13.05             .70           (.27)            .43
Class 529-A:
 Year ended 12/31/2004                                                   13.51             .60            .16             .76
 Year ended 12/31/2003                                                   12.70             .67            .84            1.51
 Period from 2/15/2002 to 12/31/2002                                     12.76             .69           (.04)            .65
Class 529-B:
 Year ended 12/31/2004                                                   13.51             .48            .16             .64
 Year ended 12/31/2003                                                   12.70             .55            .84            1.39
 Period from 2/15/2002 to 12/31/2002                                     12.76             .60           (.04)            .56
Class 529-C:
 Year ended 12/31/2004                                                   13.51             .48            .16             .64
 Year ended 12/31/2003                                                   12.70             .55            .84            1.39
 Period from 2/19/2002 to 12/31/2002                                     12.73             .60           (.02)            .58
Class 529-E:
 Year ended 12/31/2004                                                   13.51             .55            .16             .71
 Year ended 12/31/2003                                                   12.70             .62            .84            1.46
 Period from 3/7/2002 to 12/31/2002                                      12.70             .61            .02             .63
Class 529-F:
 Year ended 12/31/2004                                                   13.51             .59            .16             .75
 Year ended 12/31/2003                                                   12.70             .64            .84            1.48
 Period from 9/26/2002 to 12/31/2002                                     12.31             .19            .40             .59




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                       Income from investment operations(2)
                                                                                                          Net
                                                                     Net asset                  gains (losses)
                                                                        value,             Net  on securities      Total from
                                                                     beginning      investment (both realized      investment
                                                                     of period          income and unrealized)     operations
Class R-1:
 Year ended 12/31/2004                                                   13.51             .50            .16             .66
 Year ended 12/31/2003                                                   12.70             .57            .84            1.41
 Period from 6/11/2002 to 12/31/2002                                     12.65             .38            .06             .44
Class R-2:
 Year ended 12/31/2004                                                   13.51             .50            .16             .66
 Year ended 12/31/2003                                                   12.70             .57            .84            1.41
 Period from 5/31/2002 to 12/31/2002                                     12.72             .40           (.01)            .39
Class R-3:
 Year ended 12/31/2004                                                   13.51             .55            .16             .71
 Year ended 12/31/2003                                                   12.70             .62            .84            1.46
 Period from 6/4/2002 to 12/31/2002                                      12.73             .42           (.02)            .40
Class R-4:
 Year ended 12/31/2004                                                   13.51             .60            .16             .76
 Year ended 12/31/2003                                                   12.70             .67            .84            1.51
 Period from 5/20/2002 to 12/31/2002                                     12.67             .47            .04             .51
Class R-5:
 Year ended 12/31/2004                                                   13.51             .65            .16             .81
 Year ended 12/31/2003                                                   12.70             .71            .84            1.55
 Period from 5/15/2002 to 12/31/2002                                     12.66             .52            .05             .57




FINANCIAL HIGHLIGHTS (1)



                                                                      Dividends
                                                                      (from net      Net asset                     Net assets,
                                                                     investment     value, end           Total   end of period
                                                                        income)      of period       return(3)   (in millions)
Class A:
 Year ended 12/31/2004                                                   $(.63)         $13.65           5.85%        $15,822
 Year ended 12/31/2003                                                    (.71)          13.51          12.22          13,991
 Year ended 12/31/2002                                                    (.83)          12.70           6.11          12,600
 Year ended 12/31/2001                                                    (.90)          12.79           7.15          11,223
 Year ended 12/31/2000                                                    (.96)          12.79           6.19           9,366
Class B:
 Year ended 12/31/2004                                                    (.53)          13.65           5.07           1,394
 Year ended 12/31/2003                                                    (.61)          13.51          11.38           1,274
 Year ended 12/31/2002                                                    (.73)          12.70           5.28             939
 Year ended 12/31/2001                                                    (.80)          12.79           6.37             471
 Period from 3/15/2000 to 12/31/2000                                      (.67)          12.79           4.33              88
Class C:
 Year ended 12/31/2004                                                    (.52)          13.65           4.99           1,123
 Year ended 12/31/2003                                                    (.60)          13.51          11.29             848
 Year ended 12/31/2002                                                    (.72)          12.70           5.20             554
 Period from 3/15/2001 to 12/31/2001                                      (.62)          12.79           2.83             188
Class F:
 Year ended 12/31/2004                                                    (.62)          13.65           5.80             487
 Year ended 12/31/2003                                                    (.70)          13.51          12.15             292
 Year ended 12/31/2002                                                    (.82)          12.70           6.04             180
 Period from 3/15/2001 to 12/31/2001                                      (.69)          12.79           3.35              76
Class 529-A:
 Year ended 12/31/2004                                                    (.62)          13.65           5.80             187
 Year ended 12/31/2003                                                    (.70)          13.51          12.21             110
 Period from 2/15/2002 to 12/31/2002                                      (.71)          12.70           5.33              50
Class 529-B:
 Year ended 12/31/2004                                                    (.50)          13.65           4.86              49
 Year ended 12/31/2003                                                    (.58)          13.51          11.18              35
 Period from 2/15/2002 to 12/31/2002                                      (.62)          12.70           4.55              17
Class 529-C:
 Year ended 12/31/2004                                                    (.50)          13.65           4.88              86
 Year ended 12/31/2003                                                    (.58)          13.51          11.19              56
 Period from 2/19/2002 to 12/31/2002                                      (.61)          12.70           4.75              28
Class 529-E:
 Year ended 12/31/2004                                                    (.57)          13.65           5.43              11
 Year ended 12/31/2003                                                    (.65)          13.51          11.77               7
 Period from 3/7/2002 to 12/31/2002                                       (.63)          12.70           5.14               3
Class 529-F:
 Year ended 12/31/2004                                                    (.61)          13.65           5.69               4
 Year ended 12/31/2003                                                    (.67)          13.51          11.96               2
 Period from 9/26/2002 to 12/31/2002                                      (.20)          12.70           4.81               - (6)




FINANCIAL HIGHLIGHTS (1)                                           (continued)



                                                                     Dividends
                                                                     (from net       Net asset                     Net assets,
                                                                    investment      value, end          Total   end of period
                                                                        income)      of period         return    (in millions)
Class R-1:
 Year ended 12/31/2004                                                    (.52)          13.65           4.98              11
 Year ended 12/31/2003                                                    (.60)          13.51          11.29               5
 Period from 6/11/2002 to 12/31/2002                                      (.39)          12.70           3.59               1
Class R-2:
 Year ended 12/31/2004                                                    (.52)          13.65           5.02             238
 Year ended 12/31/2003                                                    (.60)          13.51          11.33             111
 Period from 5/31/2002 to 12/31/2002                                      (.41)          12.70           3.23              21
Class R-3:
 Year ended 12/31/2004                                                    (.57)          13.65           5.42             213
 Year ended 12/31/2003                                                    (.65)          13.51          11.76              95
 Period from 6/4/2002 to 12/31/2002                                       (.43)          12.70           3.31              18
Class R-4:
 Year ended 12/31/2004                                                    (.62)          13.65           5.81              77
 Year ended 12/31/2003                                                    (.70)          13.51          12.15              18
 Period from 5/20/2002 to 12/31/2002                                      (.48)          12.70           4.21              11
Class R-5:
 Year ended 12/31/2004                                                    (.67)          13.65           6.14             127
 Year ended 12/31/2003                                                    (.74)          13.51          12.52             106
 Period from 5/15/2002 to 12/31/2002                                      (.53)          12.70           4.66              78




FINANCIAL HIGHLIGHTS (1)


                                                            Ratio of expenses      Ratio of expenses
                                                                   to average             to average          Ratio of
                                                                   net assets             net assets        net income
                                                        before reimbursement/   after reimbursement/        to average
                                                                      waiver              waiver (4)        net assets
Class A:
 Year ended 12/31/2004                                                   .65%                   .65%              4.54%
 Year ended 12/31/2003                                                   .67                    .67               5.15
 Year ended 12/31/2002                                                   .71                    .71               6.59
 Year ended 12/31/2001                                                   .71                    .71               7.17
 Year ended 12/31/2000                                                   .72                    .72               7.35
Class B:
 Year ended 12/31/2004                                                  1.39                   1.38               3.80
 Year ended 12/31/2003                                                  1.41                   1.41               4.37
 Year ended 12/31/2002                                                  1.47                   1.47               5.77
 Year ended 12/31/2001                                                  1.45                   1.45               6.30
 Period from 3/15/2000 to 12/31/2000                                    1.42  (5)              1.42 (5)           6.65  (5)
Class C:
 Year ended 12/31/2004                                                  1.46                   1.45               3.71
 Year ended 12/31/2003                                                  1.49                   1.49               4.26
 Year ended 12/31/2002                                                  1.55                   1.55               5.66
 Period from 3/15/2001 to 12/31/2001                                    1.57  (5)              1.57 (5)           6.25  (5)
Class F:
 Year ended 12/31/2004                                                   .70                    .69               4.46
 Year ended 12/31/2003                                                   .72                    .72               5.02
 Year ended 12/31/2002                                                   .77                    .77               6.44
 Period from 3/15/2001 to 12/31/2001                                     .79  (5)               .79 (5)           7.03  (5)
Class 529-A:
 Year ended 12/31/2004                                                   .70                    .70               4.48
 Year ended 12/31/2003                                                   .68                    .68               5.05
 Period from 2/15/2002 to 12/31/2002                                     .75  (5)               .75 (5)           6.46  (5)
Class 529-B:
 Year ended 12/31/2004                                                  1.59                   1.58               3.60
 Year ended 12/31/2003                                                  1.61                   1.61               4.13
 Period from 2/15/2002 to 12/31/2002                                    1.64  (5)              1.64 (5)           5.57  (5)
Class 529-C:
 Year ended 12/31/2004                                                  1.57                   1.57               3.61
 Year ended 12/31/2003                                                  1.59                   1.59               4.15
 Period from 2/19/2002 to 12/31/2002                                    1.63  (5)              1.63 (5)           5.58  (5)
Class 529-E:
 Year ended 12/31/2004                                                  1.05                   1.05               4.13
 Year ended 12/31/2003                                                  1.06                   1.06               4.68
 Period from 3/7/2002 to 12/31/2002                                     1.13  (5)              1.13 (5)           6.06  (5)
Class 529-F:
 Year ended 12/31/2004                                                   .80                    .80               4.36
 Year ended 12/31/2003                                                   .82                    .82               4.72
 Period from 9/26/2002 to 12/31/2002                                     .30                    .30               1.51




FINANCIAL HIGHLIGHTS (1)                                            (continued)


                                                            Ratio of expenses     Ratio of expenses
                                                                   to average            to average           Ratio of
                                                                   net assets            net assets         net income
                                                        before reimbursement/  after reimbursement/         to average
                                                                      waiver             waiver (4)         net assets
Class R-1:
 Year ended 12/31/2004                                                  1.55                   1.47               3.70
 Year ended 12/31/2003                                                  1.65                   1.49               4.13
 Period from 6/11/2002 to 12/31/2002                                    2.53  (5)              1.52 (5)           5.55  (5)
Class R-2:
 Year ended 12/31/2004                                                  1.85                   1.43               3.73
 Year ended 12/31/2003                                                  1.94                   1.46               4.20
 Period from 5/31/2002 to 12/31/2002                                    1.67  (5)              1.48 (5)           5.56  (5)
Class R-3:
 Year ended 12/31/2004                                                  1.06                   1.05               4.12
 Year ended 12/31/2003                                                  1.12                   1.07               4.59
 Period from 6/4/2002 to 12/31/2002                                     1.20  (5)              1.10 (5)           5.95  (5)
Class R-4:
 Year ended 12/31/2004                                                   .68                    .68               4.48
 Year ended 12/31/2003                                                   .72                    .72               5.05
 Period from 5/20/2002 to 12/31/2002                                     .77  (5)               .74 (5)           6.20  (5)
Class R-5:
 Year ended 12/31/2004                                                   .37                    .37               4.81
 Year ended 12/31/2003                                                   .40                    .40               5.39
 Period from 5/15/2002 to 12/31/2002                                     .42  (5)               .42 (5)           6.75  (5)


                                                                                    Year ended December 31
                                                               2004           2003            2002           2001             2000

Portfolio turnover rate for all classes of shares               45%            60%             50%            64%              62%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the "Fund"), including the summary investment portfolio, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Costa Mesa, CA
February 10, 2005


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending December 31, 2004.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $7,338,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $7,337,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $89,073,000 as interest derived on direct U.S. government obligations.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning account               Ending account        Expenses paid      Annualized
                                                  value 7/1/2004             value 12/31/2004     during period (1)  expense ratio

Class A -- actual return                         $      1,000.00                     $1,055.53               $3.26            .63%
Class A -- assumed 5% return                            1,000.00                      1,021.97                3.20            .63
Class B -- actual return                                1,000.00                      1,051.62                7.07           1.37
Class B -- assumed 5% return                            1,000.00                      1,018.25                6.95           1.37
Class C -- actual return                                1,000.00                      1,051.21                7.42           1.44
Class C -- assumed 5% return                            1,000.00                      1,017.90                7.30           1.44
Class F -- actual return                                1,000.00                      1,055.25                3.51            .68
Class F -- assumed 5% return                            1,000.00                      1,021.72                3.46            .68
Class 529-A -- actual return                            1,000.00                      1,055.38                3.46            .67
Class 529-A -- assumed 5% return                        1,000.00                      1,021.77                3.40            .67
Class 529-B -- actual return                            1,000.00                      1,050.54                8.09           1.57
Class 529-B -- assumed 5% return                        1,000.00                      1,017.24                7.96           1.57
Class 529-C -- actual return                            1,000.00                      1,050.61                8.04           1.56
Class 529-C -- assumed 5% return                        1,000.00                      1,017.29                7.91           1.56
Class 529-E -- actual return                            1,000.00                      1,053.40                5.32           1.03
Class 529-E -- assumed 5% return                        1,000.00                      1,019.96                5.23           1.03
Class 529-F -- actual return                            1,000.00                      1,054.67                4.08            .79
Class 529-F -- assumed 5% return                        1,000.00                      1,021.17                4.01            .79
Class R-1 -- actual return                              1,000.00                      1,051.13                7.53           1.46
Class R-1 -- assumed 5% return                          1,000.00                      1,017.80                7.41           1.46
Class R-2 -- actual return                              1,000.00                      1,051.32                7.32           1.42
Class R-2 -- assumed 5% return                          1,000.00                      1,018.00                7.20           1.42
Class R-3 -- actual return                              1,000.00                      1,053.36                5.37           1.04
Class R-3 -- assumed 5% return                          1,000.00                      1,019.91                5.28           1.04
Class R-4 -- actual return                              1,000.00                      1,055.32                3.46            .67
Class R-4 -- assumed 5% return                          1,000.00                      1,021.77                3.40            .67
Class R-5 -- actual return                              1,000.00                      1,056.97                1.86            .36
Class R-5 -- assumed 5% return                          1,000.00                      1,023.33                1.83            .36

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).


BOARD OF DIRECTORS AND OFFICERS

"NON-INTERESTED" DIRECTORS

                                             YEAR FIRST
                                                ELECTED
                                             A DIRECTOR
NAME AND AGE                             OF THE FUND(1)       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Ambassador
Richard G. Capen, Jr., 70                       1999          Corporate director and author; former U.S. Ambassador to Spain; former
                                                              Vice Chairman, Knight-Ridder, Inc. (communications company); former
                                                              Chairman and Publisher, The Miami Herald

H. Frederick Christie, 71                       1974          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California Edison
                                                              Company)

Diane C. Creel, 56                              1994          Chairman of the Board and CEO, Ecovation, Inc. (organic waste management)

Martin Fenton, 69                               1989          Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 58                           1994          President and CEO, Fuller Consulting (financial management consulting firm)

Richard G. Newman, 70                           1991          Chairman of the Board and CEO, AECOM Technology Corporation
                                                              (engineering, consulting and professional technical services)

Frank M. Sanchez, 61                            1999          Principal, The Sanchez Family Corporation dba McDonald's Restaurants
                                                              (McDonald's licensee)


"NON-INTERESTED" DIRECTORS

                                              NUMBER OF
                                             PORTFOLIOS
                                            WITHIN FUND
                                             COMPLEX(2)
                                            OVERSEEN BY
NAME AND AGE                                   DIRECTOR       OTHER DIRECTORSHIPS(3) HELD BY DIRECTOR

Ambassador
Richard G. Capen, Jr., 70                        14           Carnival Corporation

H. Frederick Christie, 71                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

Diane C. Creel, 56                               12           Allegheny Technologies; BF Goodrich; Foster Wheeler Ltd.; Teledyne
                                                              Technologies

Martin Fenton, 69                                16           None

Leonard R. Fuller, 58                            14           None

Richard G. Newman, 70                            13           Sempra Energy; Southwest Water Company

Frank M. Sanchez, 61                             12           None


"INTERESTED" DIRECTORS(4)

                                             YEAR FIRST
                                              ELECTED A
                                            DIRECTOR OR       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                OFFICER OF       POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
POSITION WITH FUND                          THE FUND(1)       UNDERWRITER OF THE FUND

Paul G. Haaga, Jr., 56                          1985          Executive Vice President and Director, Capital
Chairman of the Board                                         Research and Management Company; Director, The Capital Group
                                                              Companies, Inc.(5)

Abner D. Goldstine, 75                          1974          Senior Vice President and Director, Capital
President                                                     Research and Management Company

Don R. Conlan, 69                               1996          President (retired), The Capital Group Companies, Inc.(5)


"INTERESTED" DIRECTORS(4)

                                              NUMBER OF
                                             PORTFOLIOS
                                                IN FUND
                                             COMPLEX(2)
NAME, AGE AND                               OVERSEEN BY
POSITION WITH FUND                             DIRECTOR       OTHER DIRECTORSHIPS(3) HELD BY DIRECTOR

Paul G. Haaga, Jr., 56                           17           None
Chairman of the Board

Abner D. Goldstine, 75                           12           None
President

Don R. Conlan, 69                                 6           None

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION:
FUND SECRETARY.

(1) Directors and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5) Company affiliated with Capital Research and Management Company.


OTHER OFFICERS
                                             YEAR FIRST
                                             ELECTED AN       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                OFFICER OF       POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
POSITION WITH FUND                          THE FUND(1)       UNDERWRITER OF THE FUND

David C. Barclay, 48                            1997          Senior Vice President and Director, Capital
Senior Vice President                                         Research and Management Company; Director, The Capital Group
                                                              Companies, Inc.(5)

Mark R. Macdonald, 45                           2001          Senior Vice President and Director, Capital
Senior Vice President                                         Research and Management Company

John H. Smet, 48                                1994          Senior Vice President, Capital Research and
Senior Vice President                                         Management Company; Director, American
                                                              Funds Distributors, Inc.(5)

Kristine M. Nishiyama, 34                       2003          Vice President and Counsel -- Fund Business
Vice President                                                Management Group, Capital Research and Management Company; Vice
                                                              President and Counsel, Capital Bank and Trust Company(5)

Julie F. Williams, 56                           1982          Vice President -- Fund Business Management
Secretary                                                     Group, Capital Research and Management Company

Susi M. Silverman, 34                           2001          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Kimberly S. Verdick, 40                         1994          Assistant Vice President -- Fund Business
Assistant Secretary                                           Management Group, Capital Research and
                                                              Management Company

Sharon G. Moseley, 37                           2003          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete portfolio of The Bond Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income Trust(SM)
>  THE BOND FUND OF AMERICA(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management

Capital International

Capital Guardian

Capital Bank and Trust

Lit. No. MFGEAR-908-0205

Litho in USA BG/LPT/8053-S1905

Printed on recycled paper



ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Leonard R. Fuller, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

                                   Registrant:
                                 a) Audit Fees:
                                    2003             $77,000
                                    2004             $85,000
b) Audit- Related Fees:
                                    2003             none
2004     $12,000
                                    The audit-related fees consist of assurance
                                    and related services relating to the
                                    examination of the Registrant's investment
                                    adviser conducted in accordance with
                                    Statement on Auditing Standards Number 70
                                    issued by the American Institute of
                                    Certified Public Accountants.
c) Tax Fees:
                                    2003             $5,000
                                    2004             $6,000
                                    The tax fees consist of professional
                                    services relating to the preparation of the
                                    Registrant's tax returns.
d) All Other Fees:
                                    2003             none
                                    2004             none

                  Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Not Applicable b) Audit- Related Fees:
                                    2003             $305,000
                                    2004             $323,000
                                    The audit-related fees consist of assurance
                                    and related services relating to the
                                    examination of the Registrant's transfer
                                    agency and investment adviser conducted in
                                    accordance with Statement on Auditing
                                    Standards Number 70 issued by the American
                                    Institute of Certified Public Accountants.
c) Tax Fees:
                                    2003             none
                                    2004             none
d) All Other Fees:
                                    2003             none
                                    2004             none


The Registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above under paragraphs b, c and d.

Aggregate non-audit fees paid to the Registrant's auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $315,000 for fiscal year 2003 and $1,130,000 for fiscal year 2004. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

BOND FUND OF AMERICA
INVESTMENT PORTFOLIO

December 31, 2004

                                                                                         Principal amount            Market value
BONDS & NOTES -- 89.79%                                                                             (000)                   (000)


CORPORATE BONDS & NOTES -- 47.85%
FINANCIALS -- 14.09%
AT&T Capital Corp., Series F, 6.60% 2005                                                          $11,750                 $11,853
CIT Group Inc. 4.125% 2006                                                                         25,000                  25,261
CIT Group Inc. 3.65% 2007                                                                          25,720                  25,638
CIT Group Inc. 5.75% 2007                                                                          20,500                  21,564
CIT Group Inc. 7.375% 2007                                                                         12,500                  13,504
CIT Group Inc. 4.00% 2008                                                                          14,000                  14,062
CIT Group Inc. 3.375% 2009                                                                          5,000                   4,862
CIT Group Inc. 6.875% 2009                                                                         31,000                  34,481
CIT Group Inc. 7.75% 2012                                                                          26,875                  31,857
Household Finance Corp. 5.75% 2007                                                                 10,000                  10,444
Household Finance Corp. 7.875% 2007                                                                32,000                  34,839
Household Finance Corp. 4.125% 2008                                                                 1,000                   1,005
Household Finance Corp. 6.40% 2008                                                                 10,000                  10,797
Household Finance Corp. 4.125% 2009                                                                25,000                  24,893
Household Finance Corp. 4.75% 2009                                                                 20,000                  20,529
Household Finance Corp. 6.375% 2011                                                                 7,250                   8,018
Household Finance Corp. 6.75% 2011                                                                 23,750                  26,688
HSBC Holdings PLC 5.25% 2012                                                                       10,000                  10,383
Household Finance Corp. 7.00% 2012                                                                 10,000                  11,436
HSBC Bank USA 4.625% 2014(1)                                                                        9,000                   8,842
Midland Bank 3.063% Eurodollar note (undated)(2)                                                   15,000                  13,050
ASIF Global Financing XXVIII 2.22% 2007(1),(2)                                                      2,000                   2,000
International Lease Finance Corp., Series P, 3.125% 2007                                            4,000                   3,954
International Lease Finance Corp. 3.75% 2007                                                       15,000                  15,006
International Lease Finance Corp. 4.35% 2008                                                       21,000                  21,240
International Lease Finance Corp. 4.50% 2008                                                       29,500                  29,900
AIG SunAmerica Global Financing VII 5.85% 2008(1)                                                  16,750                  17,858
International Lease Finance Corp. 3.50% 2009                                                       16,000                  15,595
International Lease Finance Corp., Series O, 4.55% 2009                                            20,600                  20,838
International Lease Finance Corp. 4.75% 2009                                                       25,000                  25,557
American International Group, Inc. 4.25% 2013                                                       3,500                   3,387
International Lease Finance Corp. 5.875% 2013                                                       9,700                  10,306
Washington Mutual Finance 8.25% 2005                                                               10,000                  10,241
Washington Mutual, Inc. 7.50% 2006                                                                 12,000                  12,753
Washington Mutual, Inc. 5.625% 2007                                                                11,000                  11,461
Washington Mutual, Inc. 4.375% 2008                                                                12,500                  12,704
Washington Mutual, Inc. 2.81% 2010(2)                                                              31,000                  30,997
Washington Mutual, Inc. 4.20% 2010                                                                 12,500                  12,465
Washington Mutual Bank, FA 6.875% 2011                                                             10,000                  11,268
Washington Mutual Bank, FA 5.125% 2015                                                             30,000                  29,854
Prudential Financial, Inc. 4.104% 2006                                                             10,000                  10,114
Prudential Insurance Co. of America 6.375% 2006(1)                                                  4,000                   4,208
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(1)                                               7,500                   7,491
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(1)                                               2,500                   2,539
Prudential Funding LLC 6.60% 2008(1)                                                                3,000                   3,249
PRICOA Global Funding I 4.20% 2010(1)                                                              17,000                  16,988
Prudential Financial, Inc., Series B, 4.75% 2014                                                    5,500                   5,396
Prudential Holdings, LLC, Series C, 8.695% 2023(1),(3)                                             57,035                  72,613
USA Education, Inc. 5.625% 2007                                                                    45,150                  47,110
SLM Corp., Series A, 3.625% 2008                                                                    5,500                   5,478
SLM Corp., Series A, 3.95% 2008                                                                    27,500                  27,551
SLM Corp., Series A, 4.00% 2009                                                                     5,000                   5,002
SLM Corp., Series A, 4.00% 2010                                                                    10,000                   9,934
SLM Corp., Series A, 5.375% 2013                                                                    5,450                   5,647
SLM Corp., Series A, 5.375% 2014                                                                   10,000                  10,346
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1),(2)                                       74,250                  81,495
Societe Generale 7.85% (undated)(1),(2)                                                            17,705                  19,199
Halifax Building Society 8.75% 2006                                                        Pound    2,500                   5,055
HBOS Treasury Services PLC 3.75% 2008(1)                                                          $36,250                  36,221
HBOS PLC 5.375% (undated)(1),(2)                                                                   22,050                  22,648
HBOS Capital Funding LP, Series A, 6.461% non-cumulative preferred (undated)(2)            Pound    3,000                   6,284
Bank of Scotland 7.00% (undated)(1),(2)                                                           $25,000                  27,051
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance
     LLC 4.375% 2010(1)                                                                            57,950                  57,389
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance
     LLC 5.125% 2014(1)                                                                            26,600                  26,523
J.P. Morgan Chase & Co. 5.35% 2007                                                                  3,285                   3,412
J.P. Morgan Chase & Co. 4.00% 2008                                                                 12,500                  12,592
BANK ONE, Texas, NA 6.25% 2008                                                                      7,250                   7,735
J.P. Morgan Chase & Co. 6.625% 2012                                                                14,165                  15,878
J.P. Morgan Chase & Co. 5.75% 2013                                                                 31,000                  32,902
J.P. Morgan Chase & Co. 5.125% 2014                                                                 6,000                   6,051
BANK ONE CORP. 4.90% 2015                                                                           4,000                   3,939
XL Capital Finance (Europe) PLC 6.50% 2012                                                         12,455                  13,652
XL Capital Ltd. 5.25% 2014                                                                         19,700                  19,780
Mangrove Bay Pass Through Trust 6.102% 2033(1),(2),(3)                                             28,125                  28,001
Twin Reefs Pass Through Trust 3.37% (undated)(1),(2),(3)                                            9,200                   9,252
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(1)                                   11,025                  11,339
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(1)                                   17,500                  18,102
Monumental Global Funding Ltd., Series 2001-N, 5.75% 2007                                  Pound    1,840                   3,584
AEGON NV 4.625% 2008                                                                        Euro    7,750                  10,985
Transamerica Corp. 9.375% 2008                                                                     $7,500                   8,686
Monumental Global Funding II, Series 2004-F, 4.375% 2009(1)                                         2,000                   2,010
AEGON NV 6.125% 2031                                                                       Pound    1,600                   3,401
EOP Operating LP 7.75% 2007                                                                        $2,000                   2,209
EOP Operating LP 6.75% 2008                                                                        24,500                  26,497
EOP Operating LP 4.65% 2010                                                                        15,300                  15,389
EOP Operating LP 6.75% 2012                                                                         8,250                   9,197
EOP Operating LP 7.50% 2029                                                                         3,420                   3,976
Allstate Life Global Funding Trust, Series 2004-2, 2.441% 2007(2)                                   3,000                   3,000
Allstate Financial Global Funding LLC 5.25% 2007(1)                                                26,500                  27,406
Allstate Financial Global Funding LLC 4.25% 2008(1)                                                 7,500                   7,595
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                      18,000                  18,349
Abbey National PLC, Series 1-B, 6.69% 2005                                                          5,000                   5,126
Abbey National PLC 6.70% (undated)(2)                                                              18,450                  19,988
Abbey National PLC 7.35% (undated)(2)                                                              28,000                  29,654
ReliaStar Financial Corp. 8.625% 2005                                                               5,000                   5,031
ReliaStar Financial Corp. 8.00% 2006                                                               23,160                  25,053
ING Security Life Institutional Funding 2.70% 2007(1)                                               4,730                   4,644
ReliaStar Financial Corp. 6.50% 2008                                                                6,016                   6,505
ING Bank NV 5.50% 2012                                                                      Euro    3,750                   5,641
Ing Verzekeringen NV 6.25% 2021(2)                                                                  3,750                   5,778
MBNA Europe Funding PLC 6.50% 2007                                                                  5,000                   7,291
MBNA Corp., Series F, 7.50% 2012                                                                   $1,200                   1,388
MBNA Capital A, Series A, 8.278% 2026                                                               7,500                   8,252
MBNA Global Capital Funding, Series B, 2.96% 2027(2)                                               34,800                  33,112
Citigroup Inc. 3.50% 2008                                                                          20,000                  19,925
Citigroup Inc. 4.25% 2009                                                                          15,000                  15,175
Citigroup Inc. 5.625% 2012                                                                          5,675                   6,053
Citigroup Inc. 5.125% 2014                                                                          5,000                   5,130
BankAmerica Corp., Series I, 7.125% 2005                                                            1,500                   1,523
Bank of America Corp. 3.625% 2008                                                           Euro    7,500                  10,374
Bank of America Corp. 3.875% 2008                                                                  $2,000                   2,017
Bank of America Corp. 4.25% 2010                                                                    5,000                   4,993
Bank of America Corp. 4.375% 2010                                                                  17,000                  17,073
BankAmerica Corp. 7.125% 2011                                                                       1,750                   1,997
Bank of America Corp. 4.875% 2012                                                                   2,000                   2,046
Bank of America Corp. 5.25% 2015                                                                    5,000                   5,118
Royal Bank of Scotland Group PLC 8.375% 2007                                              Pound     6,500                  13,275
Royal Bank of Scotland Group PLC 5.00% 2014                                                        $6,500                   6,578
RBS Capital Trust IV, noncumulative trust preferred 3.35% (undated)(2)                              5,000                   5,037
National Westminster Bank PLC 7.75% (undated)(2)                                                   17,000                  18,613
Kimco Realty Corp., Series B, 7.68% 2005                                                            4,250                   4,405
Price REIT, Inc. 7.50% 2006                                                                         2,760                   2,970
Kimco Realty Corp., Series C, 3.95% 2008                                                            5,000                   4,985
Kimco Realty Corp., Series C, 4.82% 2011                                                           10,000                  10,059
Kimco Realty Corp. 6.00% 2012                                                                      13,500                  14,594
Nationwide Life Insurance Co. 5.35% 2007(1)                                                         4,250                   4,403
North Front Pass Through Trust 5.81% 2024(1),(2),(3)                                               18,500                  18,721
Nationwide Mutual Insurance Co. 7.875% 2033(1)                                                      8,000                   9,561
Nationwide Mutual Insurance Co. 6.60% 2034(1)                                                       2,000                   2,009
ACE Ltd. 6.00% 2007                                                                                 1,000                   1,044
ACE INA Holdings Inc. 5.875% 2014                                                                  17,260                  17,714
ACE INA Holdings Inc. 8.875% 2029                                                                   2,450                   3,169
ACE Capital Trust II 9.70% 2030                                                                     9,368                  12,483
MetLife, Inc. 3.911% 2005                                                                          31,730                  31,874
Metropolitan Life Global Funding I, Series 2004-2, 2.57% 2007(1),(2)                                1,500                   1,501
Countrywide Home Loans, Inc., Series M, 4.125% 2009                                                20,000                  19,931
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                 13,000                  12,657
Capital One Financial Corp. 7.25% 2006                                                              9,625                  10,093
Capital One Financial Corp. 8.75% 2007                                                              1,250                   1,373
Capital One Financial Corp. 7.125% 2008                                                             4,250                   4,658
Capital One Bank 5.75% 2010                                                                        11,500                  12,214
Capital One Financial Corp. 6.25% 2013                                                              2,800                   3,016
Hartford Financial Services Group, Inc. 2.375% 2006                                                 2,000                   1,964
Hartford Financial Services Group, Inc. 4.70% 2007                                                 16,250                  16,584
Hartford Financial Services Group, Inc. 4.625% 2013                                                 5,000                   4,851
Hartford Financial Services Group, Inc. 4.75% 2014                                                  5,000                   4,881
Development Bank of Singapore Ltd. 7.875% 2009(1)                                                  20,000                  23,045
Development Bank of Singapore Ltd. 7.125% 2011(1)                                                   3,500                   3,995
Assurant, Inc. 5.625% 2014                                                                         26,000                  26,899
CNA Financial Corp. 6.75% 2006                                                                      3,000                   3,149
CNA Financial Corp. 6.60% 2008                                                                      3,458                   3,722
CNA Financial Corp. 5.85% 2014                                                                     13,625                  13,622
CNA Financial Corp. 7.25% 2023                                                                      5,300                   5,739
Bayerische Landesbank, Series F, 2.50% 2006                                                        26,000                  25,730
Kazkommerts International BV 7.00% 2009(1)                                                          5,500                   5,555
Kazkommerts International BV 8.50% 2013                                                             5,000                   5,250
Kazkommerts International BV (CGMD) 7.375% 2014(1),(2)                                              2,250                   2,239
Kazkommerts International BV 7.875% 2014(1)                                                        12,500                  12,562
Rouse Co. 3.625% 2009                                                                               5,200                   4,907
Rouse Co. 7.20% 2012                                                                               17,700                  19,166
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(1)                                 23,125                  24,052
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(1)                                        5,000                   5,157
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(1)                                       18,000                  17,612
United Overseas Bank Ltd. 5.375% 2019(1),(2)                                                       22,250                  22,614
Wells Fargo & Co. 3.50% 2008                                                                       21,310                  21,192
Irvine Co., Class A, 7.46% 2006(1),(4)                                                             15,000                  15,551
Irvine Apartment Communities, LP 7.00% 2007                                                         5,000                   5,352
Canadian Imperial Bank of Commerce 2.125% Eurodollar note 2085(2)                                  25,000                  20,844
Colonial Realty LP 6.15% 2013                                                                      10,000                  10,404
Colonial Realty LP 6.25% 2014                                                                       9,700                  10,215
Hospitality Properties Trust 7.00% 2008                                                             1,000                   1,069
Hospitality Properties Trust 6.75% 2013                                                            17,095                  18,906
Developers Diversified Realty Corp. 3.875% 2009                                                    19,500                  19,154
UFJ Finance Aruba AEC 6.75% 2013                                                                   17,045                  19,026
Bayerische Hypo- und Vereinsbank AG 6.00% 2014                                              Euro   10,000                  15,231
HVB Funding Trust III 9.00% 2031(1)                                                                $1,990                   2,636
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                           17,000                  17,362
Providian Financial Corp., Series A, 9.525% 2027(1)                                                16,750                  17,252
Credit Suisse First Boston (USA), Inc. 6.50% 2012                                                  15,000                  16,719
Principal Life Global Funding I 4.40% 2010(1)                                                      16,600                  16,580
Genworth Financial, Inc. 2.64% 2007(2)                                                              2,500                   2,499
Genworth Financial, Inc. 4.75% 2009                                                                10,345                  10,601
Genworth Financial, Inc. 5.75% 2014                                                                 3,000                   3,179
Weingarten Realty Investors, Series A, 5.263% 2012                                                  5,000                   5,161
Weingarten Realty Investors, Series A, 4.857% 2014                                                 11,080                  10,992
Skandinaviska Enskilda Banken AB, 4.958% (undated)(1),(2)                                           2,050                   2,020
Skandinaviska Enskilda Banken AB, 7.50% (undated)(2)                                               12,500                  14,116
Standard Chartered Bank 2.838% (undated)(2)                                                         5,000                   4,025
Standard Chartered Bank 2.875% Eurodollar note (undated)(2)                                        15,000                  11,872
Simon Property Group, LP 4.875% 2010                                                               12,000                  12,239
Advanta Capital Trust I, Series B, 8.99% 2026                                                      12,500                  12,187
AB Spintab 6.00% 2009                                                                           SKr73,000                  12,091
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                  $10,200                  11,945
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(1),(2)                     5,000                   5,641
Barclays Bank PLC 7.375% (undated)(1),(2)                                                           5,375                   6,245
MassMutual Global Funding II, Series 2002-1, 3.50% 2010(1)                                         12,000                  11,582
Unicredito Italiano SpA, Series B, 8.048% (undated)(2)                                      Euro    7,000                  11,557
Banco Santander Chile 5.375% 2014(1)                                                              $11,200                  11,414
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011(1)                                  10,000                  10,076
Sumitomo Mitsui Banking Corp. 4.375% 2014(2)                                                Euro    6,670                   9,331
American Express Credit Corp. 3.00% 2008                                                           $9,060                   8,855
Bank of Nova Scotia 2.115% Eurodollar note (undated)(2)                                            10,000                   8,358
Chohung Bank 4.50% 2014(1),(2)                                                                      8,000                   7,966
Post Apartment Homes, LP 5.125% 2011                                                                7,720                   7,743
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1),(2)                             6,500                   7,272
Lloyds Bank, Series 2, 2.563% (undated)(2)                                                          8,000                   7,104
Allied Irish Banks Ltd. 2.63% (undated)(2)                                                          7,000                   6,145
Munich Re Finance BV 6.75% 2023(2)                                                          Euro    3,670                   5,772
PLD International Finance LLC 4.375% 2011                                                           4,150                   5,771
Travelers Property Casualty Corp. 3.75% 2008                                                       $5,500                   5,450
BNP Paribas 5.125% 2015(1)                                                                          5,100                   5,216
FelCor Lodging LP 9.00% 2011(2)                                                                     4,500                   5,119
Host Marriott, LP, Series G, 9.25% 2007                                                               625                     700
Host Marriott, LP, Series L, 7.00% 2012(1)                                                          4,000                   4,250
Wachovia Corp. 3.625% 2009                                                                          5,000                   4,947
Industrial Bank of Korea 4.00% 2014(1),(2)                                                          5,000                   4,896
Westpac Capital Trust IV 5.256% (undated)(1),(2)                                                    4,500                   4,466
Bergen Bank 2.115% (undated)(2)                                                                     5,000                   4,169
National Bank of Canada 2.125% (undated)(2)                                                         5,000                   4,125
iStar Financial, Inc., Series B, 4.875% 2009                                                        2,500                   2,540
iStar Financial, Inc., Series B, 5.125% 2011                                                        1,500                   1,518
Federal Realty Investment Trust 4.50% 2011                                                          3,500                   3,411
Christiana Bank Og Kreditkasse 2.66% (undated)(2)                                                   4,000                   3,357
Zions Bancorporation 6.00% 2015                                                                     2,675                   2,857
Downey Financial Corp. 6.50% 2014                                                                   2,500                   2,607
ERP Operating LP 4.75% 2009                                                                         2,225                   2,274
Deutsche Bank Financial LLC 5.375% 2015                                                             2,000                   2,073
UnionBanCal Corp. 5.25% 2013                                                                        2,000                   2,031
Principal Life Insurance Co. 3.20% 2009                                                             2,000                   1,936
LaBranche & Co Inc. 9.50% 2009                                                                      1,500                   1,537
Crescent Real Estate LP 7.50% 2007                                                                  1,190                   1,282
                                                                                                                        2,792,972

CONSUMER DISCRETIONARY -- 10.74%
Ford Motor Credit Co. 6.875% 2006                                                                  46,000                  47,401
Ford Motor Credit Co. 7.20% 2007                                                                    3,000                   3,202
Ford Motor Credit Co. 5.80% 2009                                                                    8,500                   8,696
Ford Motor Credit Co. 7.375% 2009                                                                  87,920                  94,933
Ford Motor Credit Co. 3.93% 2010(2)                                                                27,500                  27,497
Ford Motor Credit Co. 5.70% 2010                                                                   10,000                  10,102
Ford Motor Credit Co. 7.875% 2010                                                                  94,100                 103,791
Ford Motor Credit Co. 7.375% 2011                                                                  42,875                  46,265
Ford Motor Co. 7.45% 2031                                                                          10,370                  10,460
General Motors Acceptance Corp. 7.50% 2005                                                         40,000                  40,829
General Motors Acceptance Corp. 6.125% 2007                                                         5,000                   5,151
General Motors Acceptance Corp. 6.15% 2007                                                          7,500                   7,712
General Motors Acceptance Corp. 5.75% 2010                                                  Euro    7,000                   9,696
General Motors Acceptance Corp. 7.75% 2010                                                        $68,825                  73,948
General Motors Acceptance Corp. 6.875% 2011                                                        57,000                  58,491
General Motors Corp. 7.20% 2011                                                                     1,650                   1,694
General Motors Acceptance Corp. 7.25% 2011                                                         17,000                  17,820
General Motors Acceptance Corp. 7.00% 2012                                                         26,190                  27,022
General Motors Corp. 7.25% 2013                                                             Euro    5,250                   7,756
General Motors Acceptance Corp. 4.56% 2014(2)                                                     $61,000                  59,949
General Motors Acceptance Corp. 8.00% 2031                                                         15,000                  15,461
General Motors Corp. 8.375% 2033                                                                      160                     166
DaimlerChrysler North America Holding Corp. 7.75% 2005                                             18,462                  18,857
DaimlerChrysler North America Holding Corp. 6.40% 2006                                             19,000                  19,772
DaimlerChrysler North America Holding Corp. 4.05% 2008                                              9,750                   9,738
DaimlerChrysler North America Holding Corp. 4.75% 2008                                              4,800                   4,906
DaimlerChrysler North America Holding Corp. 7.20% 2009                                             17,500                  19,497
DaimlerChrysler North America Holding Corp. 8.00% 2010                                             56,500                  65,376
DaimlerChrysler North America Holding Corp. 7.75% 2011                                             23,600                  27,247
DaimlerChrysler North America Holding Corp. 7.30% 2012                                             19,750                  22,453
DaimlerChrysler North America Holding Corp. 6.50% 2013                                              5,000                   5,432
DaimlerChrysler North America Holding Corp. 8.50% 2031                                              1,610                   2,018
Cox Communications, Inc. 7.75% 2006                                                                 2,325                   2,474
Cox Communications, Inc. 0% 2007(1),(2)                                                             5,000                   5,013
Cox Communications, Inc. 7.875% 2009                                                                1,000                   1,136
Cox Communications, Inc. 4.625% 2010(1)                                                            27,500                  27,467
Cox Communications, Inc. 7.75% 2010                                                                10,000                  11,469
Cox Communications, Inc. 4.625% 2013                                                               10,000                   9,583
Cox Communications, Inc. 5.45% 2014(1)                                                             59,870                  59,982
Clear Channel Communications, Inc. 6.625% 2008                                                      5,375                   5,749
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                   10,000                  11,237
Clear Channel Communications, Inc. 7.65% 2010                                                      33,000                  37,592
Clear Channel Communications, Inc. 5.75% 2013                                                      10,000                  10,349
Clear Channel Communications, Inc. 5.50% 2014                                                      44,155                  44,408
Comcast Cable Communications, Inc. 8.375% 2007                                                      7,000                   7,746
Comcast Cable Communications, Inc. 6.20% 2008                                                       2,300                   2,486
Lenfest Communications, Inc. 7.625% 2008                                                            6,750                   7,444
Comcast Cable Communications, Inc. 6.875% 2009                                                     15,194                  16,896
Comcast Cable Communications, Inc. 6.75% 2011                                                       8,000                   8,995
Tele-Communications, Inc. 9.80% 2012                                                               17,500                  22,588
Comcast Cable Communications, Inc. 7.125% 2013                                                      1,375                   1,596
Tele-Communications, Inc. 7.875% 2013                                                              10,750                  12,910
Comcast Corp. 6.50% 2015                                                                            8,000                   8,909
J.C. Penney Co., Inc. 7.375% 2008                                                                   2,000                   2,205
J.C. Penney Co., Inc. 6.875% 2015                                                                   1,425                   1,550
J.C. Penney Co., Inc. 7.65% 2016                                                                    7,500                   8,625
J.C. Penney Co., Inc. 7.95% 2017                                                                   38,575                  45,326
J.C. Penney Co., Inc. 7.625% 2097                                                                   7,500                   8,025
Time Warner Inc. 8.18% 2007                                                                         2,225                   2,472
AOL Time Warner Inc. 6.875% 2012                                                                   43,000                  49,042
AOL Time Warner Inc. 7.625% 2031                                                                   10,500                  12,742
Viacom Inc. 6.40% 2006                                                                              5,000                   5,168
Viacom Inc. 5.625% 2007                                                                             6,600                   6,904
Viacom Inc. 7.70% 2010                                                                             13,000                  15,232
Viacom Inc. 6.625% 2011                                                                            25,000                  28,108
Liberty Media Corp. 7.75% 2009                                                                      6,250                   6,941
Liberty Media Corp. 7.875% 2009                                                                    32,380                  36,121
Liberty Media Corp. 5.70% 2013                                                                      2,500                   2,485
Toys "R" Us, Inc. 7.875% 2013                                                                      22,410                  22,354
Toys "R" Us, Inc. 7.375% 2018                                                                      22,195                  20,641
Pulte Homes, Inc. 4.875% 2009                                                                      25,300                  25,666
Pulte Homes, Inc. 7.625% 2017                                                                       7,500                   8,721
Harrah's Operating Co., Inc. 5.50% 2010                                                            30,260                  31,360
Toll Brothers, Inc. 6.875% 2012                                                                     9,875                  11,023
Toll Brothers, Inc. 4.95% 2014                                                                     19,250                  18,880
Carnival Corp. 3.75% 2007                                                                           8,500                   8,516
Carnival Corp. 6.15% 2008                                                                          17,663                  18,933
Six Flags, Inc. 9.50% 2009                                                                          3,375                   3,527
Six Flags, Inc. 8.875% 2010                                                                         8,850                   9,005
Six Flags, Inc. 9.75% 2013                                                                         10,250                  10,455
Antenna TV SA 9.75% 2008                                                                    Euro   15,000                  21,230
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 10.75% 2009                                                                     $1,000                     915
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                    4,000                   4,260
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(1)                                                                    9,650                  10,084
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                         5,500                   5,706
May Department Stores Co. 4.80% 2009                                                               14,185                  14,438
May Department Stores Co. 5.75% 2014                                                                6,180                   6,363
Target Corp. 3.375% 2008                                                                           20,830                  20,666
Delphi Corp. 6.50% 2013                                                                             6,000                   5,943
Delphi Trust II, trust preferred securities, 6.197% 2033(2)                                        14,810                  13,873
Visteon Corp. 8.25% 2010                                                                           17,940                  18,882
Visteon Corp. 7.00% 2014                                                                              525                     504
Young Broadcasting Inc. 8.50% 2008                                                                  5,200                   5,590
Young Broadcasting Inc. 10.00% 2011                                                                12,317                  13,210
News America Holdings Inc. 6.625% 2008                                                             12,900                  13,932
News America Holdings Inc. 8.625% 2014                                                          A$  5,150                   4,370
Telenet Group Holding NV 0%/11.50% 2014(1),(5)                                                    $22,300                  17,059
Univision Communications Inc. 7.85% 2011                                                           13,250                  15,653
AMC Entertainment Inc. 8.00% 2014                                                                  14,175                  14,175
Cinemark USA, Inc. 9.00% 2013                                                                       6,925                   7,938
Cinemark, Inc. 0%/9.75% 2014(5)                                                                     8,000                   6,080
CanWest Media Inc. 8.00% 2012(1)                                                                   12,426                  13,389
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                     12,025                  13,137
Hilton Hotels Corp. 7.625% 2008                                                                     1,000                   1,108
Hilton Hotels Corp. 8.25% 2011                                                                      3,485                   4,128
Hilton Hotels Corp. 7.625% 2012                                                                     6,555                   7,677
Ryland Group, Inc. 5.375% 2008                                                                      7,000                   7,315
Ryland Group, Inc. 9.75% 2010                                                                       4,500                   4,916
Kohl's Corp. 6.30% 2011                                                                             9,000                   9,873
Kohl's Corp. 7.375% 2011                                                                            1,500                   1,758
Centex Corp. 4.75% 2008                                                                             8,000                   8,167
Centex Corp. 5.80% 2009                                                                             3,000                   3,165
Kabel Deutschland GmbH 10.625% 2014(1)                                                              9,650                  11,146
Lowe's Companies, Inc. 8.25% 2010                                                                   8,450                  10,145
Mohegan Tribal Gaming Authority 6.375% 2009                                                         7,700                   7,950
Mohegan Tribal Gaming Authority 7.125% 2014                                                         1,500                   1,586
William Lyon Homes, Inc. 7.625% 2012(1)                                                             5,250                   5,152
William Lyon Homes, Inc. 10.75% 2013                                                                2,000                   2,257
William Lyon Homes, Inc. 7.50% 2014                                                                 2,000                   1,930
Century Communications Corp. 0% 2003(6)                                                             5,000                   5,325
Adelphia Communications Corp. 10.25% 2006(7)                                                        3,500                   3,421
NTL Cable PLC 8.75% 2014(1),(2)                                                                     5,825                   6,597
NTL Cable PLC 8.75% 2014                                                                    Euro    1,000                   1,514
Cox Radio, Inc. 6.375% 2005                                                                         8,000                   8,075
Gannett Co., Inc. 4.95% 2005                                                                        8,000                   8,040
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                       7,250                   7,902
MGM MIRAGE 8.50% 2010                                                                               6,850                   7,826
Technical Olympic USA, Inc. 9.00% 2010                                                              1,950                   2,096
Technical Olympic USA, Inc. 9.00% 2010                                                              1,550                   1,666
Technical Olympic USA, Inc. 7.50% 2011                                                              3,750                   3,797
Payless ShoeSource, Inc. 8.25% 2013                                                                 7,000                   7,184
Buffets, Inc. 11.25% 2010                                                                           6,500                   6,987
PETCO Animal Supplies, Inc. 10.75% 2011                                                             5,750                   6,756
Royal Caribbean Cruises Ltd. 7.00% 2007                                                             1,400                   1,508
Royal Caribbean Cruises Ltd. 8.75% 2011                                                             4,325                   5,131
Tenneco Automotive Inc., Series B, 10.25% 2013                                                      3,850                   4,562
Tenneco Automotive Inc. 8.625% 2014(1)                                                                850                     888
RBS-Zero Editora Jornalistica SA 11.00% 2010(1)                                                     5,492                   5,217
Blockbuster Inc. 9.00% 2012(1)                                                                      5,025                   4,987
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                       4,793                   4,925
Radio One, Inc., Series B, 8.875% 2011                                                              4,000                   4,375
Carmike Cinemas, Inc. 7.50% 2014                                                                    4,200                   4,321
Lear Corp., Series B, 8.11% 2009                                                                    3,580                   4,064
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(1)                                 4,075                   4,055
Jones Apparel Group, Inc. 4.25% 2009(1)                                                             3,910                   3,901
Boyd Gaming Corp. 9.25% 2009                                                                        3,500                   3,780
Hyatt Equities, LLC 6.875% 2007(1)                                                                  3,185                   3,353
MDC Holdings, Inc. 5.50% 2013                                                                       3,000                   3,051
TRW Automotive Acquisition Corp. 9.375% 2013                                                        1,925                   2,243
TRW Automotive Acquisition Corp. 11.00% 2013                                                          650                     786
YUM! Brands, Inc. 7.70% 2012                                                                        2,500                   2,966
Argosy Gaming Co. 7.00% 2014                                                                        2,650                   2,941
Office Depot, Inc. 6.25% 2013                                                                       2,750                   2,939
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                    2,300                   2,590
Dex Media West LLC and Dex Media West Finance Co. 5.875% 2011(1)                                    2,000                   2,000
Dex Media, Inc., Series B, 8.00% 2013                                                                 525                     571
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(1),(7)                              1,990                   1,900
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(7)                                    690                     659
LBI Media, Inc. 10.125% 2012                                                                        2,250                   2,523
Dana Corp. 5.85% 2015(1)                                                                            2,500                   2,487
WCI Communities, Inc. 9.125% 2012                                                                   2,000                   2,230
ArvinMeritor, Inc. 8.75% 2012                                                                       1,725                   2,001
Standard Pacific Corp. 5.125% 2009                                                                  1,000                     990
Standard Pacific Corp. 6.25% 2014                                                                   1,000                     985
NextMedia Operating, Inc. 10.75% 2011                                                               1,750                   1,969
Stoneridge, Inc. 11.50% 2012                                                                        1,360                   1,588
D.R. Horton, Inc. 6.125% 2014                                                                       1,500                   1,552
Jostens IH Corp. 7.625% 2012(1)                                                                     1,475                   1,541
Bombardier Recreational Products Inc. 8.375% 2013                                                   1,425                   1,528
Boyds Collection, Ltd., Series B, 9.00% 2008                                                        1,501                   1,433
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                 250                     268
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                               1,000                   1,147
Warner Music Group 7.375% 2014(1)                                                                   1,250                   1,288
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc.
     9.375% 2014(1)                                                                                 1,300                   1,264
La Quinta Properties, Inc. 7.00% 2012                                                               1,000                   1,063
Reader's Digest Association, Inc. 6.50% 2011                                                        1,000                   1,050
Videotron Ltee 6.875% 2014                                                                          1,000                   1,039
Warnaco, Inc. 8.875% 2013                                                                             925                   1,022
Dillard's, Inc. 6.625% 2018                                                                         1,000                   1,005
Grupo Posadas, SA de CV 8.75% 2011(1)                                                                 250                     268
                                                                                                                        2,130,204

TELECOMMUNICATION SERVICES -- 6.25%
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                   116,830                 121,069
Sprint Capital Corp. 4.78% 2006                                                                    27,225                  27,758
Sprint Capital Corp. 6.375% 2009                                                                    8,880                   9,653
Sprint Capital Corp. 7.625% 2011                                                                   39,760                  46,220
Sprint Capital Corp. 6.90% 2019                                                                    21,615                  24,237
Sprint Capital Corp. 6.875% 2028                                                                    7,550                   8,291
SBC Communications Inc. 5.75% 2006                                                                  3,575                   3,691
SBC Communications Inc. 4.125% 2009                                                                31,345                  31,321
SBC Communications Inc. 6.25% 2011                                                                  1,150                   1,263
SBC Communications Inc. 5.10% 2014                                                                 76,010                  76,862
SBC Communications Inc. 6.45% 2034                                                                  2,000                   2,150
British Telecommunications PLC 8.375% 2010(2)                                                      75,749                  91,073
British Telecommunications PLC 7.125% 2011(2)                                               Euro    6,170                   9,895
BellSouth Corp. 4.20% 2009                                                                        $37,530                  37,668
BellSouth Corp. 4.75% 2012                                                                         27,725                  27,941
BellSouth Corp. 5.20% 2014                                                                          3,150                   3,217
BellSouth Corp. 5.20% 2016                                                                         22,000                  22,073
AT&T Corp. 6.00% 2009                                                                              23,000                  24,121
AT&T Corp. 9.05% 2011(2)                                                                           52,500                  60,703
France Telecom 7.50% 2008(2)                                                                Euro    3,500                   5,310
France Telecom 8.50% 2011(2)                                                                      $58,300                  69,632
Vodafone Group PLC 4.25% 2009                                                               Euro    7,000                   9,865
Vodafone Group PLC 7.75% 2010                                                                     $55,210                  64,138
Cingular Wireless LLC 5.625% 2006                                                                   5,000                   5,196
AT&T Wireless Services, Inc. 7.875% 2011                                                           15,355                  18,120
AT&T Wireless Services, Inc. 8.125% 2012                                                           37,630                  45,554
Deutsche Telekom International Finance BV 7.50% 2007(2)                                     Euro    3,500                   5,232
Deutsche Telekom International Finance BV 3.875% 2008                                              $1,100                   1,099
Deutsche Telekom International Finance BV 8.50% 2010(2)                                            24,000                  28,625
Deutsche Telekom International Finance BV 8.125% 2012(2)                                    Euro    3,910                   6,722
Deutsche Telekom International Finance BV 9.25% 2032(2)                                            $7,750                  11,063
Telecom Italia Capital SA, Series A, 4.00% 2008                                                     1,270                   1,266
Sogerim SA 7.25% 2011                                                                       Euro    1,400                   2,236
Telecom Italia SpA 6.25% 2012                                                                      15,000                  23,066
Telecom Italia Capital SA, Series B, 5.25% 2013                                                    $6,300                   6,379
Telecom Italia Capital SA 4.95% 2014(1)                                                            20,000                  19,632
Koninklijke KPN NV, Series 7, 8.25% 2008                                                   Pound    1,000                   2,093
Koninklijke KPN NV 8.00% 2010                                                                     $35,945                  42,477
Qwest Services Corp. 13.50% 2010(1)                                                                12,175                  14,701
Qwest Services Corp. 14.00% 2014(1)                                                                 9,550                  12,129
Verizon Global Funding Corp. 6.125% 2007                                                            2,550                   2,702
Verizon Global Funding Corp. 7.25% 2010                                                             7,690                   8,821
Verizon New York Inc., Series A, 6.875% 2012                                                        5,250                   5,902
Verizon Global Funding Corp. 7.375% 2012                                                            7,360                   8,674
Crown Castle International Corp. 10.75% 2011                                                        5,000                   5,450
Crown Castle International Corp., Series B, 7.50% 2013                                             11,200                  12,096
Crown Castle International Corp. 7.50% 2013                                                         4,475                   4,833
Nextel Communications, Inc. 6.875% 2013                                                               875                     954
Nextel Communications, Inc. 7.375% 2015                                                            17,420                  19,249
American Tower Corp. 9.375% 2009                                                                    1,820                   1,934
American Tower Corp. 7.125% 2012(1)                                                                17,275                  17,750
Singapore Telecommunications Ltd. 6.375% 2011                                                       3,475                   3,846
Singapore Telecommunications Ltd. 7.375% 2031(1)                                                   10,000                  12,252
PCCW-HKT Capital Ltd. 8.00% 2011(1),(2)                                                            12,375                  14,500
ALLTEL Corp. 7.00% 2012                                                                            10,000                  11,532
Dobson Communications Corp. 10.875% 2010                                                               50                      39
Dobson Cellular Systems, Inc. 9.875% 2012(1)                                                        8,500                   8,415
Dobson Communications Corp. 8.875% 2013                                                             4,000                   2,830
Rogers Wireless Inc. 7.25% 2012(1)                                                                  1,275                   1,358
Rogers Wireless Inc. 7.50% 2015(1)                                                                  6,925                   7,341
Rogers Cantel Inc. 9.75% 2016                                                                       1,250                   1,500
Nextel Partners, Inc. 12.50% 2009                                                                     677                     770
Nextel Partners, Inc. 8.125% 2011                                                                   5,370                   5,988
Nextel Partners, Inc. 8.125% 2011                                                                   3,000                   3,345
AirGate PCS, Inc. 9.375% 2009(1)                                                                    6,692                   7,244
Cincinnati Bell Inc. 7.25% 2013                                                                     6,800                   7,021
Triton PCS, Inc. 8.75% 2011                                                                         2,000                   1,590
Triton PCS, Inc. 9.375% 2011                                                                        6,000                   4,830
TELUS Corp. 8.00% 2011                                                                              5,250                   6,230
Centennial Cellular Corp. 10.75% 2008                                                                 786                     819
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.625% 2014(2)                                         5,000                   5,163
SK Telecom Co., Ltd. 4.25% 2011(1)                                                                  6,000                   5,873
Telefonica Europe BV 5.125% 2013                                                            Euro    3,600                   5,299
Cellco Finance NV 12.75% 2005                                                                      $3,500                   3,658
SpectraSite, Inc. 8.25% 2010                                                                        2,100                   2,252
Millicom International Cellular SA 10.00% 2013(1)                                                   1,500                   1,577
iPCS Escrow Co. 11.50% 2012(1)                                                                      1,000                   1,140
US Unwired Inc., Series B, 10.00% 2012                                                              1,000                   1,133
GT Group Telecom Inc., units, 0%/13.25% 2010(1),(4),(5),(7),(9)                                     2,753                       0
                                                                                                                        1,239,651

INDUSTRIALS -- 5.13%
Continental Airlines, Inc., Series 1998-3, Class C-2, 7.25% 2005                                   12,000                  11,300
Continental Airlines, Inc., MBIA insured, 3.338% 2009(2)                                            2,000                   2,019
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                  14,050                  13,791
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011(3)                               10,000                  10,281
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016(3)                                 10,668                  10,333
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016(3)                                  1,888                   1,362
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(3)                                  4,308                   3,639
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019(3)                                 22,837                  22,196
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019(3)                                  28,409                  28,496
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020(3)                                 15,833                  13,846
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(3)                                8,872                   8,630
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(3)                                4,210                   4,267
Hutchison Whampoa International Ltd. 7.00% 2011(1)                                                 33,125                  37,062
Hutchison Whampoa International Ltd. 6.50% 2013(1)                                                 40,000                  43,190
Hutchison Whampoa International Ltd. 6.25% 2014(1)                                                 17,200                  18,151
General Electric Capital Corp., Series A, 5.00% 2007                                               21,500                  22,238
General Electric Capital Corp., Series A, 5.375% 2007                                              13,250                  13,770
General Electric Capital Corp., Series A, 7.25% 2007                                       Pound    1,030                   2,085
General Electric Capital Corp., Series A, 3.50% 2008                                              $20,000                  19,866
General Electric Capital Corp., Series A, 6.00% 2012                                               15,000                  16,375
General Electric Co. 5.00% 2013                                                                    12,750                  13,103
Tyco International Group SA 6.125% 2008                                                            14,500                  15,636
Tyco International Group SA 6.125% 2009                                                             5,500                   5,940
Tyco International Group SA 6.375% 2011                                                            47,765                  52,808
Tyco International Group, SA 6.50% 2031                                                    Pound    3,250                   7,003
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(1),(3)                            $32,936                  35,771
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
     6.664% 2013(1),(3)                                                                            32,411                  35,933
Delta Air Lines, Inc. 8.00% 2007(1)                                                                 7,710                   5,725
Delta Air Lines, Inc. 10.00% 2008                                                                   1,500                   1,114
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.85% 2009(2),(3)                    14,575                  14,675
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011(3)                                    11,229                  11,039
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                         3,500                   3,455
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013                                       15,000                  14,749
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013(3)                                      12,105                   7,917
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(3)                                               11,500                   6,325
Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J,
     10.00% 2014(1),(3)                                                                             5,000                   2,400
Delta Air Lines, Inc., 1990 Equipment Certificates Trust, Series F,
     10.79% 2014(1),(3)                                                                             1,700                     935
Delta Air Lines, Inc. 10.375% 2022                                                                  2,577                   1,327
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010(3)                                  12,726                  13,027
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(3)                                  32,764                  33,583
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                        9,000                   8,287
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                      5,000                   5,171
American Airlines, Inc., Series 1991-C2, 9.73% 2014(3)                                              6,410                   4,218
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019(3)                                     7,640                   5,361
Cendant Corp. 6.875% 2006                                                                          11,755                  12,372
Cendant Corp. 6.25% 2008                                                                            9,500                  10,146
Cendant Corp. 7.375% 2013                                                                          23,660                  27,413
Bombardier Inc. 6.75% 2012(1)                                                                      10,000                   9,225
Bombardier Inc. 6.30% 2014(1)                                                                      45,000                  39,263
Northwest Airlines, Inc. 7.625% 2005                                                                1,100                   1,107
Northwest Airlines, Inc. 8.875% 2006                                                                  875                     844
Northwest Airlines, Inc. 8.70% 2007                                                                   400                     356
Northwest Airlines, Inc. 9.875% 2007                                                               14,325                  13,000
Northwest Airlines, Inc. 10.00% 2009                                                                6,025                   5,106
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012                                     9,955                  10,027
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(3)                                    6,079                   6,284
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured,
     6.264% 2021(3)                                                                                 7,672                   7,909
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(3)                                  2,170                   2,182
Allied Waste North America, Inc., Series B, 7.625% 2006                                             2,000                   2,070
Allied Waste North America, Inc. 8.50% 2008                                                         7,500                   7,988
Allied Waste North America, Inc., Series B, 8.875% 2008                                             5,250                   5,644
Allied Waste North America, Inc., Series B, 6.50% 2010                                              4,000                   3,940
Allied Waste North America, Inc., Series B, 5.75% 2011                                              2,500                   2,363
Allied Waste North America, Inc., Series B, 6.125% 2014                                             3,000                   2,835
Allied Waste North America, Inc., Series B, 7.375% 2014                                             3,750                   3,609
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                    5,000                   5,152
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006(3)                                      7,500                   7,835
Southwest Airlines Co. 5.25% 2014                                                                  13,000                  13,072
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022(3)                         8,000                   9,010
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023(3)                       11,500                  12,496
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(3)                        2,978                   2,905
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B,
     6.96% 2009(3)                                                                                  2,301                   2,426
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2,
     5.14% 2021(3)                                                                                 12,500                  12,590
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1,
     5.943% 2022(3)                                                                                 6,694                   7,196
John Deere Capital Corp. 3.90% 2008                                                                15,000                  15,117
Deere & Co. 8.95% 2019                                                                              5,000                   5,902
Goodrich Corp. 7.50% 2008                                                                           2,000                   2,216
Goodrich Corp. 7.625% 2012                                                                          9,000                  10,688
Caterpillar Financial Services Corp., Series F, 2.35% 2006                                          5,000                   4,920
Caterpillar Financial Services Corp. 2.70% 2008                                                     4,845                   4,671
Caterpillar Inc. 4.50% 2009                                                                         2,500                   2,555
Caterpillar Inc. 7.25% 2009                                                                           300                     340
Northrop Grumman Corp. 4.079% 2006                                                                  2,000                   2,021
Northrop Grumman Systems Corp. 7.125% 2011                                                          8,000                   9,192
Terex Corp. 9.25% 2011                                                                              6,625                   7,470
Terex Corp., Class B, 10.375% 2011                                                                  2,725                   3,066
Raytheon Co. 6.55% 2010                                                                             6,000                   6,610
Raytheon Co. 8.30% 2010                                                                             3,000                   3,559
Jacuzzi Brands, Inc. 9.625% 2010                                                                    9,000                  10,035
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
     5.70% 2023(1),(3)                                                                              8,271                   8,596
United Air Lines, Inc. 9.00% 2003(6)                                                                2,000                     185
United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 2012(3),(7)                                 8,998                   8,003
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(1)                                    7,350                   7,938
AIR 2 US, Series A, 8.027% 2020(1),(3)                                                              8,515                   7,679
American Standard Inc. 7.625% 2010                                                                  6,000                   6,867
Waste Management, Inc. 6.50% 2008                                                                   5,220                   5,688
Waste Management, Inc. 5.00% 2014                                                                     765                     772
United Rentals (North America), Inc., Series B, 6.50% 2012                                          3,250                   3,185
United Rentals (North America), Inc., Series B, 7.00% 2014                                          2,700                   2,538
General Dynamics Corp. 4.50% 2010                                                                   5,000                   5,115
TFM, SA de CV 11.75% 2009                                                                           1,855                   1,899
TFM, SA de CV 12.50% 2012                                                                           2,145                   2,515
Nortek, Inc. 8.50% 2014(1)                                                                          4,025                   4,226
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                             3,071                   3,098
Standard Aero Holdings, Inc. 8.25% 2014(1)                                                          2,200                   2,387
Synagro Technologies, Inc. 9.50% 2009                                                               2,025                   2,217
AGCO Corp. 6.875% 2014                                                                      Euro      700                   1,010
Argo-Tech Corp. 9.25% 2011                                                                           $450                     496
Laidlaw International, Inc. 10.75% 2011                                                               285                     334
Jet Equipment Trust, Series 1994-A, 11.79% 2013(1),(7)                                              4,000                       -
Jet Equipment Trust, Series 1995-B, 10.91% 2014(1),(7)                                              5,000                       1
Jet Equipment Trust, Series 1995-D, 11.44% 2014(1),(7)                                              2,500                       -
                                                                                                                        1,017,875

UTILITIES -- 3.93%
Edison Mission Energy 10.00% 2008                                                                   2,000                   2,305
Edison Mission Energy 7.73% 2009                                                                   10,125                  10,935
Edison Mission Energy 9.875% 2011                                                                  34,160                  40,650
Midwest Generation, LLC, Series B, 8.56% 2016(3)                                                    8,000                   8,885
Homer City Funding LLC 8.734% 2026(3)                                                              20,178                  23,608
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                        7,600                   8,664
Duke Capital LLC 4.331% 2006                                                                       20,000                  20,260
Duke Capital Corp. 4.37% 2009                                                                       7,500                   7,556
Duke Capital Corp. 7.50% 2009                                                                      25,325                  28,692
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010                                   4,500                   4,558
Duke Capital Corp. 6.25% 2013                                                                       9,000                   9,743
Duke Capital Corp. 5.50% 2014                                                                      10,000                  10,235
Duke Capital LLC 5.668% 2014                                                                        5,000                   5,169
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008                                     5,000                   4,969
Commonwealth Edison Co., Series 99, 3.70% 2008                                                      7,125                   7,176
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010                              12,500                  12,888
Exelon Corp. 6.75% 2011                                                                             2,200                   2,464
Exelon Generation Co., LLC 6.95% 2011                                                              22,975                  25,967
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012                                     3,900                   3,945
Dominion Resources, Inc., Series A, 3.66% 2006                                                      3,000                   3,006
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                        14,140                  14,654
Dominion Resources, Inc., Series 2002-C, 5.70% 2012(2)                                              1,000                   1,060
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013                                         25,000                  25,045
Drax Group Ltd., Class A-1, 7.418% 2015(1),(2)                                             Pound    4,603                   8,870
Drax Group Ltd., Class A-2, unit, 8.918% 2015(1),(2),(10)                                           5,293                  25,865
Drax Group Ltd., Class B, 6.918% 2025(1),(2)                                                        3,894                   8,022
Israel Electric Corp. Ltd. 7.75% 2009(1)                                                          $17,000                  18,947
Israel Electric Corp. Ltd. 7.70% 2018(1)                                                            8,500                   9,705
Israel Electric Corp. Ltd. 8.10% 2096(1)                                                           12,000                  12,304
TXU Corp., Series O, 4.80% 2009(1)                                                                 25,000                  25,072
Oncor Electric Delivery Co. 6.375% 2012                                                            10,700                  11,818
Cilcorp Inc. 8.70% 2009                                                                             1,000                   1,179
Union Electric Co. 4.65% 2013                                                                      11,000                  10,889
Cilcorp Inc. 9.375% 2029                                                                           12,265                  16,866
PSEG Power LLC 3.75% 2009                                                                           6,825                   6,727
PSEG Power LLC 7.75% 2011                                                                          18,700                  21,832
Alabama Power Co., Series U, 2.65% 2006                                                            20,500                  20,393
Alabama Power Co., Series R, 4.70% 2010                                                             2,250                   2,286
Southern Power Co., Series B, 6.25% 2012                                                            2,500                   2,736
AES Corp. 9.50% 2009                                                                                4,677                   5,343
AES Corp. 9.375% 2010                                                                               4,803                   5,608
AES Gener SA 7.50% 2014(1)                                                                          9,000                   9,495
Niagara Mohawk Power Corp., Series G, 7.75% 2008                                                   17,460                  19,658
SP PowerAssets Ltd. 3.80% 2008(1)                                                                  10,000                  10,004
SP PowerAssets Ltd. 5.00% 2013(1)                                                                   8,000                   8,132
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009                                           4,455                   5,075
Empresa Nacional de Electricidad SA 8.35% 2013                                                      5,000                   5,805
Empresa Nacional de Electricidad SA 8.625% 2015                                                     3,000                   3,600
Constellation Energy Group, Inc. 6.125% 2009                                                       10,500                  11,373
Baltimore Gas and Electric Co. 5.20% 2033                                                           3,000                   2,798
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028(3)                                   13,500                  14,087
PacifiCorp, First Mortgage Bonds, 4.30% 2008                                                        3,060                   3,093
PacifiCorp, First Mortgage Bonds, 5.45% 2013                                                        9,775                  10,249
MidAmerican Energy Co. 5.125% 2013                                                                  7,500                   7,766
MidAmerican Energy Co. 4.65% 2014                                                                   5,000                   4,949
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008                               6,000                   5,949
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013                                     5,000                   4,726
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033                                2,000                   1,889
Progress Energy Florida, Inc., First Mortgage Bonds 4.80% 2013                                      7,000                   7,041
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First
     Mortgage Bonds, 5.125% 2013                                                                    5,000                   5,124
Essent NV 4.50% 2013                                                                        Euro    8,410                  11,792
Anglian Water Services Financing PLC 4.625% 2013                                                    8,250                  11,709
Veolia Environnement 4.875% 2013                                                                    8,000                  11,520
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011                                     $7,000                   6,930
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                      4,000                   4,169
NGG Finance PLC 6.125% 2011                                                                 Euro    6,980                  10,758
Reliant Energy Resources Corp. 7.75% 2011                                                          $7,000                   8,170
Centerpoint Energy Resources Corp., Series B, 7.875% 2013                                           2,000                   2,381
Kern River Funding Corp. 4.893% 2018(1),(3)                                                        10,208                  10,418
Dynegy Holdings Inc. 10.125% 2013(1)                                                                6,675                   7,676
E.ON International Finance BV 5.75% 2009                                                    Euro    5,000                   7,477
Edison SpA 5.125% 2010                                                                              4,730                   6,906
Nevada Power Co., Series I, 6.50% 2012                                                               $700                     744
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                        3,600                   4,230
Sierra Pacific Resources 8.625% 2014                                                                  900                   1,022
Nevada Power Co. 5.875% 2015(1)                                                                       550                     557
NiSource Finance Corp. 6.15% 2013                                                                   5,600                   6,080
Red Electrica de Espana Finance BV 4.75% 2013                                               Euro    4,000                   5,776
Korea East-West Power Co., Ltd. 4.875% 2011(1)                                                     $5,000                   5,050
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011                           5,000                   5,022
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(1),(3)                                                               3,500                   3,700
Energy East Corp. 6.75% 2012                                                                        2,955                   3,318
Equitable Resources, Inc. 5.15% 2018                                                                2,500                   2,502
Enersis SA 7.375% 2014                                                                              2,000                   2,184
Wisconsin Gas Co. 5.20% 2015                                                                        2,025                   2,068
                                                                                                                          779,868

MATERIALS -- 2.52%
Dow Chemical Co. 5.75% 2008                                                                        11,100                  11,830
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(1),(3)                                   31,000                  30,306
Dow Chemical Co. 5.75% 2009                                                                        13,250                  14,188
Weyerhaeuser Co. 5.95% 2008                                                                         8,596                   9,213
Weyerhaeuser Co. 5.25% 2009                                                                        15,104                  15,788
Weyerhaeuser Co. 6.75% 2012                                                                        20,750                  23,416
Norske Skogindustrier ASA 7.625% 2011(1)                                                           28,415                  32,581
Norske Skogindustrier ASA 6.125% 2015(1)                                                            6,370                   6,615
Norske Skogindustrier ASA 7.125% 2033(1)                                                            4,100                   4,489
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(3)                                         27,100                  23,442
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                            17,043                  12,441
Millennium America Inc. 9.25% 2008                                                                  4,840                   5,530
Equistar Chemicals, LP 10.125% 2008                                                                 5,400                   6,251
Equistar Chemicals, LP 8.75% 2009                                                                  12,800                  14,400
SCA Coordination Center NV 4.50% 2015(1)                                                           27,000                  25,922
International Paper Co. 5.375% 2006                                                         Euro    4,500                   6,327
International Paper Co. 4.00% 2010                                                                $16,000                  15,705
International Paper Co. 5.85% 2012                                                                  1,500                   1,601
BHP Finance (USA) Ltd. 6.69% 2006                                                                  10,000                  10,379
BHP Finance (USA) Ltd. 8.50% 2012                                                                  10,000                  12,505
ICI Wilmington, Inc. 4.375% 2008                                                                      200                     201
ICI Wilmington, Inc. 5.625% 2013                                                                   19,165                  19,884
Stone Container Corp. 9.25% 2008                                                                    1,000                   1,110
Stone Container Corp. 9.75% 2011                                                                    3,250                   3,575
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                          11,625                  12,729
Owens-Illinois, Inc. 8.10% 2007                                                                     5,750                   6,153
Owens-Illinois, Inc. 7.35% 2008                                                                     5,250                   5,539
Owens-Brockway Glass Container Inc. 8.875% 2009                                                     3,000                   3,274
Owens-Illinois, Inc. 7.50% 2010                                                                     2,250                   2,399
Phelps Dodge Corp. 8.75% 2011                                                                       7,000                   8,546
Phelps Dodge Corp. 6.125% 2034                                                                      7,500                   7,685
Packaging Corp. of America 4.375% 2008                                                              1,500                   1,508
Packaging Corp. of America 5.75% 2013                                                              13,000                  13,430
Alcan Inc. 5.20% 2014                                                                              13,000                  13,363
UPM-Kymmene Corp. 6.125% 2012                                                               Euro    7,500                  11,504
Longview Fibre Co. 10.00% 2009                                                                     $5,500                   6,036
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                    5,000                   5,738
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B,
     0%/10.50% 2014(1),(5)                                                                          5,675                   3,916
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(1)                                                   1,575                   1,784
Koppers Inc. 9.875% 2013                                                                            4,370                   5,004
KI Holdings Inc. 0%/9.875% 2014(1),(5)                                                                800                     516
MeadWestvaco Corp. 2.75% 2005                                                                       5,180                   5,165
Temple-Inland Inc. 7.875% 2012                                                                      3,900                   4,622
Ainsworth Lumber Co. Ltd. 7.25% 2012(1)                                                               650                     665
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                2,250                   2,213
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                1,750                   1,722
Luscar Coal Ltd. 9.75% 2011                                                                         4,000                   4,560
Kappa Beheer BV 12.50% 2009                                                                 Euro    3,000                   4,393
Building Materials Corp. of America 7.75% 2014(1)                                                  $4,250                   4,308
Georgia-Pacific Corp. 7.50% 2006                                                                    4,050                   4,263
Earle M. Jorgensen Co. 9.75% 2012                                                                   3,600                   4,068
Yara International ASA 5.25% 2014(1)                                                                4,000                   4,033
INVISTA 9.25% 2012(1)                                                                               3,600                   4,032
Ispat Inland ULC 9.75% 2014                                                                         3,132                   3,884
Associated Materials Inc. 9.75% 2012                                                                3,100                   3,480
Graphic Packaging International, Inc. 9.50% 2013                                                    3,000                   3,428
Crompton Corp. 7.67% 2010(1),(2)                                                                    2,400                   2,622
Crompton Corp. 9.875% 2012(1)                                                                         500                     575
E.I. du Pont de Nemours and Co. 4.125% 2010                                                         2,700                   2,725
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                             2,100                   2,473
Inco Ltd. 7.20% 2032                                                                                2,000                   2,339
Sino-Forest Corp., 9.125% 2011(1)                                                                   2,065                   2,266
Huntsman LLC 9.32% 2011(1),(2)                                                                        275                     308
Huntsman LLC 11.50% 2012(1)                                                                         1,475                   1,752
Praxair, Inc. 3.95% 2013                                                                            2,100                   1,999
Foundation PA Coal Co. 7.25% 2014(1)                                                                1,800                   1,926
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(6)                                                    6,000                   1,890
Steel Dynamics, Inc. 9.50% 2009                                                                     1,250                   1,375
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(7)                                                    2,250                   1,204
Norampac Inc. 6.75% 2013                                                                            1,000                   1,058
AK Steel Corp. 7.75% 2012                                                                           1,000                   1,035
Nalco Co. 7.75% 2011                                                                                  775                     841
Georgia Gulf Corp. 7.125% 2013                                                                        770                     835
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014(5)                           829                     618
Airgas, Inc. 6.25% 2014                                                                               450                     461
Rockwood Specialties Group, Inc. 7.50% 2014(1)                                                        175                     182
APP International Finance Co. BV 11.75% 2005(7)                                                       275                     144
                                                                                                                          500,287

ENERGY -- 1.42%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(1),(3)                                       49,794                  48,948
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3)                                            2,748                   2,701
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014(1),(3)                                        4,500                   5,340
Pemex Finance Ltd. 8.875% 2010(3)                                                                  24,000                  28,208
Pemex Finance Ltd., Series 1999-2, Class A-2, MBIA insured, 7.33% 2012(3)                           8,105                   9,232
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017(3)                                       11,700                  15,721
Pemex Project Funding Master Trust 8.625% 2022                                                        750                     875
ConocoPhillips 3.625% 2007                                                                         14,500                  14,518
ConocoPhillips 4.75% 2012                                                                          26,750                  27,318
Tengizchevroil Finance Co. S.ar.L., Series A, 6.124% 2014(1),(3)                                   33,450                  33,701
Port Arthur Finance Corp. 12.50% 2009(3)                                                            1,236                   1,452
Premcor Refining Group Inc. 6.125% 2011                                                             3,000                   3,158
Premcor Refining Group Inc. 7.75% 2012                                                              3,875                   4,292
Premcor Refining Group Inc. 9.50% 2013                                                              2,750                   3,204
Premcor Refining Group Inc. 6.75% 2014                                                              3,000                   3,203
El Paso Corp. 7.75% 2032                                                                           12,000                  11,550
Reliance Industries Ltd. 10.25% 2097(1)                                                             8,750                   9,649
Devon Financing Corp., ULC 6.875% 2011                                                              8,500                   9,640
Newfield Exploration Co. 7.625% 2011                                                                2,500                   2,825
Newfield Exploration Co. 8.375% 2012                                                                2,150                   2,419
Newfield Exploration Co. 6.625% 2014(1)                                                             2,000                   2,125
ChevronTexaco Capital Co. 3.50% 2007                                                                7,000                   7,036
OXYMAR 7.50% 2016(1)                                                                                5,500                   5,761
Petrozuata Finance, Inc., Series B, 8.22% 2017(1),(3)                                               5,250                   5,270
Teekay Shipping Corp. 8.875% 2011                                                                   4,250                   4,951
General Maritime Corp. 10.00% 2013                                                                  4,000                   4,620
Ultrapetrol  Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(1)                               3,225                   3,237
Sunoco, Inc. 4.875% 2014                                                                            3,100                   3,071
Overseas Shipholding Group, Inc. 8.25% 2013                                                         2,500                   2,794
Williams Companies, Inc. 7.125% 2011                                                                  500                     549
Williams Companies, Inc. 7.875% 2021                                                                2,000                   2,240
PETRONAS Capital Ltd. 7.00% 2012(1)                                                                 2,250                   2,582
                                                                                                                          282,190

HEALTH CARE -- 1.32%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                            9,410                   9,549
HCA Inc. 7.125% 2006                                                                                9,065                   9,413
Columbia/HCA Healthcare Corp. 8.85% 2007                                                            2,000                   2,158
Columbia/HCA Healthcare Corp. 8.70% 2010                                                            1,750                   1,984
HCA Inc. 6.95% 2012                                                                                 3,000                   3,163
HCA Inc. 6.25% 2013                                                                                21,071                  21,289
HCA Inc. 6.75% 2013                                                                                 2,000                   2,082
Columbia/HCA Healthcare Corp. 7.69% 2025                                                            5,000                   5,138
UnitedHealth Group Inc. 7.50% 2005                                                                 13,000                  13,420
UnitedHealth Group Inc. 5.20% 2007                                                                  8,000                   8,291
UnitedHealth Group Inc. 3.75% 2009                                                                  2,500                   2,462
UnitedHealth Group Inc. 4.125% 2009                                                                 8,000                   8,003
UnitedHealth Group Inc. 5.00% 2014                                                                  5,000                   5,040
Cardinal Health, Inc. 6.25% 2008                                                                    3,000                   3,171
Cardinal Health, Inc. 6.75% 2011                                                                   24,750                  27,260
Cardinal Health, Inc. 4.00% 2015                                                                    3,050                   2,723
Wyeth 4.375% 2008(2)                                                                                2,125                   2,161
Wyeth 5.50% 2013(2)                                                                                24,000                  24,985
Amgen Inc. 4.00% 2009(1)                                                                           24,000                  23,952
Humana Inc. 7.25% 2006                                                                              5,000                   5,266
Humana Inc. 6.30% 2018                                                                             12,000                  12,336
Schering-Plough Corp. 5.30% 2013                                                                   14,250                  14,920
Aetna Inc. 7.875% 2011                                                                              9,635                  11,290
Bristol-Myers Squibb Co. 4.00% 2008                                                                10,000                  10,063
Tenet Healthcare Corp. 9.875% 2014(1)                                                               7,000                   7,665
Quintiles Transnational Corp. 10.00% 2013                                                           3,500                   3,938
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(1),(5)                                    1,750                   1,251
Hospira, Inc. 4.95% 2009                                                                            2,891                   2,956
Hospira, Inc. 5.90% 2014                                                                            2,000                   2,106
Health Net, Inc. 9.875% 2011(2)                                                                     4,000                   4,831
WellPoint, Inc. 3.75% 2007(1)                                                                       4,000                   4,001
Elan Finance PLC and Elan Finance Corp. 7.75% 2011(1)                                               2,100                   2,247
Team Health, Inc. 9.00% 2012                                                                        1,750                   1,719
Concentra Operating Corp. 9.125% 2012(1)                                                            1,500                   1,703
                                                                                                                          262,536

CONSUMER STAPLES -- 1.30%
CVS Corp. 6.117% 2013(1),(3)                                                                       27,867                  29,565
CVS Corp. 5.789% 2026(1),(3)                                                                       15,164                  15,759
CVS Corp. 5.298% 2027(1),(3)                                                                       28,500                  28,490
Nabisco, Inc. 7.05% 2007                                                                            6,500                   7,014
Nabisco, Inc. 7.55% 2015                                                                            5,105                   6,156
Nabisco, Inc. 6.375% 2035(2)                                                                       12,300                  12,323
Wal-Mart Stores, Inc. 5.45% 2006                                                                   10,000                  10,347
Wal-Mart Stores, Inc. 3.375% 2008                                                                  12,000                  11,881
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     10.75% 2011                                                                                    1,500                   1,695
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                 17,750                  19,614
Ahold Finance U.S.A., Inc. 6.25% 2009                                                               2,325                   2,430
Ahold Finance U.S.A., Inc. 8.25% 2010                                                               4,610                   5,244
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(3)                                      1,891                   2,053
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(3)                                      3,595                   3,939
SUPERVALU INC. 7.50% 2012                                                                          10,810                  12,635
Jean Coutu Group (PJC) Inc. 7.625% 2012(1)                                                            300                     319
Jean Coutu Group (PJC) Inc. 8.50% 2014(1)                                                          10,650                  10,970
Pepsi Bottling Holdings Inc. 5.625% 2009(1)                                                         9,000                   9,604
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                 7,750                   9,407
Pathmark Stores, Inc. 8.75% 2012                                                                    9,290                   8,918
Gold Kist Inc. 10.25% 2014                                                                          6,783                   7,970
Cadbury Schweppes US Finance LLC 5.125% 2013(1)                                                     6,750                   6,883
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                     4,760                   5,058
Diageo Capital PLC 3.50% 2007                                                                       5,000                   4,987
Rite Aid Corp. 6.875% 2013                                                                          2,675                   2,421
Rite Aid Corp. 9.25% 2013                                                                           2,075                   2,106
Kellogg Co. 6.60% 2011                                                                              4,000                   4,487
Delhaize America, Inc. 8.125% 2011                                                                  3,500                   4,098
Winn-Dixie Stores, Inc. 8.875% 2008                                                                 2,000                   1,900
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(1),(3)                         2,087                   1,739
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                   2,500                   2,763
Fage Dairy Industry SA 9.00% 2007                                                                   2,500                   2,525
Stater Bros. Holdings Inc. 5.99% 2010(2)                                                              475                     490
Stater Bros. Holdings Inc. 8.125% 2012                                                              1,800                   1,913
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                    300                     283
                                                                                                                          257,986

INFORMATION TECHNOLOGY -- 1.15%
Electronic Data Systems Corp. 6.334% 2006                                                          18,000                  18,706
Electronic Data Systems Corp. 7.125% 2009                                                          39,245                  43,268
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                             50,750                  53,675
Motorola, Inc. 8.00% 2011                                                                          42,380                  50,753
Motorola, Inc. 7.50% 2025                                                                           6,000                   7,026
Motorola, Inc. 6.50% 2028                                                                           3,695                   3,913
Motorola, Inc. 5.22% 2097                                                                           6,250                   5,062
Solectron Corp. 9.625% 2009                                                                        12,925                  14,282
Hyundai Semiconductor America, Inc. 8.625% 2007(1)                                                 10,150                  10,375
Micron Technology, Inc. 6.50% 2005(1),(3)                                                           9,952                   9,903
Jabil Circuit, Inc. 5.875% 2010                                                                     4,750                   5,006
Flextronics International Ltd. 9.75% 2010                                                   Euro    1,250                   1,862
Flextronics International Ltd. 6.50% 2013                                                            $925                     953
Viasystems, Inc. 10.50% 2011                                                                        2,550                   2,512
Exodus Communications, Inc. 11.625% 2010(3),(4),(7)                                                 1,147                       0
                                                                                                                          227,296

MORTGAGE-BACKED OBLIGATIONS(3) -- 15.76%
 Freddie Mac 8.25% 2007                                                                               130                     135
 Freddie Mac 8.25% 2007                                                                                35                      37
 Freddie Mac 8.50% 2007                                                                                21                      22
 Freddie Mac, Series H009, Class A-2, 1.876% 2008(2)                                                4,018                   3,963
 Freddie Mac 8.00% 2008                                                                                23                      24
 Freddie Mac 8.50% 2008                                                                                62                      64
 Freddie Mac 8.50% 2008                                                                                57                      60
 Freddie Mac 8.50% 2008                                                                                26                      27
 Freddie Mac 8.50% 2008                                                                                 9                      10
 Freddie Mac 8.75% 2008                                                                               145                     153
 Freddie Mac 8.75% 2008                                                                                54                      56
 Freddie Mac 8.75% 2008                                                                                24                      25
 Freddie Mac 8.75% 2008                                                                                20                      21
 Freddie Mac 8.00% 2009                                                                                16                      17
 Freddie Mac 8.50% 2009                                                                               265                     279
 Freddie Mac 8.00% 2010                                                                                 3                       3
 Freddie Mac 8.50% 2010                                                                               229                     243
 Freddie Mac 8.50% 2010                                                                               188                     196
 Freddie Mac 6.00% 2017                                                                             1,092                   1,144
 Freddie Mac 6.00% 2017                                                                             1,081                   1,133
 Freddie Mac, Series 2310, Class A, 10.61% 2017(2)                                                  1,740                   1,910
 Freddie Mac 5.00% 2018                                                                            33,311                  33,920
 Freddie Mac 11.00% 2018                                                                              211                     239
 Freddie Mac 8.50% 2020                                                                               402                     437
 Freddie Mac 8.50% 2020                                                                               160                     175
 Freddie Mac, Series 41, Class F, 10.00% 2020                                                         286                     286
 Freddie Mac, Series 178, Class Z, 9.25% 2021                                                         203                     203
 Freddie Mac 8.00% 2026                                                                               239                     260
 Freddie Mac 8.50% 2027                                                                                48                      52
 Freddie Mac 5.00% 2033                                                                            12,984                  12,931
 Freddie Mac 6.00% 2033                                                                            19,000                  19,640
 Freddie Mac 6.00% 2033                                                                             5,205                   5,380
 Freddie Mac 6.00% 2034                                                                           314,363                 324,947
 Freddie Mac 6.00% 2034                                                                            28,000                  28,943
 Freddie Mac 6.00% 2034                                                                            26,825                  27,728
 Freddie Mac 6.00% 2034                                                                            22,402                  23,156
 Freddie Mac 6.00% 2034                                                                            20,000                  20,673
 Freddie Mac 6.00% 2034                                                                            20,000                  20,673
 Freddie Mac 6.00% 2034                                                                            16,456                  17,010
 Freddie Mac 6.00% 2034                                                                            14,454                  14,941
 Freddie Mac 6.00% 2034                                                                            14,000                  14,471
 Freddie Mac 6.00% 2034                                                                            13,000                  13,438
 Freddie Mac 6.00% 2034                                                                            11,000                  11,370
 Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                15,335                  15,229
 Fannie Mae 7.00% 2009                                                                                168                     179
 Fannie Mae 7.50% 2009                                                                                198                     210
 Fannie Mae 7.50% 2009                                                                                155                     165
 Fannie Mae 7.50% 2009                                                                                 90                      96
 Fannie Mae 7.50% 2009                                                                                 64                      66
 Fannie Mae 7.50% 2009                                                                                 63                      65
 Fannie Mae 7.50% 2009                                                                                 56                      59
 Fannie Mae 7.50% 2009                                                                                 31                      33
 Fannie Mae 8.50% 2009                                                                                222                     230
 Fannie Mae 9.50% 2009                                                                                 45                      48
 Fannie Mae 7.00% 2010                                                                                132                     140
 Fannie Mae 6.00% 2016                                                                              6,825                   7,163
 Fannie Mae 6.00% 2016                                                                              3,511                   3,685
 Fannie Mae 6.00% 2016                                                                              3,135                   3,290
 Fannie Mae 6.00% 2016                                                                              1,943                   2,039
 Fannie Mae 7.00% 2016                                                                                481                     511
 Fannie Mae 11.50% 2016                                                                               994                   1,146
 Fannie Mae 6.00% 2017                                                                              2,200                   2,309
 Fannie Mae 5.00% 2018                                                                             23,570                  24,025
 Fannie Mae 5.00% 2018                                                                             12,695                  12,940
 Fannie Mae 5.50% 2018                                                                              4,587                   4,750
 Fannie Mae 9.00% 2018                                                                                 65                      71
 Fannie Mae 10.00% 2018                                                                               726                     823
 Fannie Mae 4.50% 2019                                                                              8,874                   8,855
 Fannie Mae 5.50% 2019                                                                             48,643                  50,374
 Fannie Mae 5.50% 2019                                                                             16,817                  17,426
 Fannie Mae 12.00% 2019                                                                               869                   1,021
 Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                         72                      74
 Fannie Mae 11.00% 2020                                                                               291                     334
 Fannie Mae 11.259% 2020(2)                                                                           802                     934
 Fannie Mae 9.00% 2022                                                                                304                     330
 Fannie Mae 7.50% 2023                                                                                230                     248
 Fannie Mae 8.00% 2023                                                                                 79                      85
 Fannie Mae 8.00% 2023                                                                                 53                      58
 Fannie Mae, Series 2001-4, Class GA, 10.239% 2025(2)                                               1,411                   1,608
 Fannie Mae, Series 2001-4, Class NA, 11.82% 2025(2)                                                7,479                   8,663
 Fannie Mae 4.60% 2026(2)                                                                           1,397                   1,437
 Fannie Mae 7.00% 2026                                                                              2,488                   2,650
 Fannie Mae 8.50% 2027                                                                                 18                      20
 Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028                                                   3,633                   3,680
 Fannie Mae 7.00% 2028                                                                              1,165                   1,238
 Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                 11,371                  12,227
 Fannie Mae 8.00% 2028                                                                                128                     139
 Fannie Mae, Series 2003-T3, Class 2A-3, 2.869% 2029                                                1,744                   1,742
 Fannie Mae 6.50% 2029                                                                                538                     564
 Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                  1,704                   1,833
 Fannie Mae 7.50% 2029                                                                                180                     193
 Fannie Mae 7.50% 2029                                                                                147                     158
 Fannie Mae 7.00% 2030                                                                                395                     420
 Fannie Mae 7.50% 2030                                                                                458                     491
 Fannie Mae 6.50% 2031                                                                              2,270                   2,383
 Fannie Mae 6.50% 2031                                                                              1,603                   1,683
 Fannie Mae 6.50% 2031                                                                                773                     813
 Fannie Mae 6.50% 2031                                                                                245                     258
 Fannie Mae 7.00% 2031                                                                                856                     909
 Fannie Mae 7.50% 2031                                                                              1,181                   1,266
 Fannie Mae 7.50% 2031                                                                                143                     153
 Fannie Mae, Series 2001-20, Class E, 9.594% 2031(2)                                                  274                     307
 Fannie Mae, Series 2001-20, Class C, 12.018% 2031(2)                                                 326                     384
 Fannie Mae 6.50% 2032                                                                             13,967                  14,660
 Fannie Mae 6.50% 2032                                                                              9,362                   9,826
 Fannie Mae 7.00% 2032                                                                                568                     603
 Fannie Mae 3.811% 2033(2)                                                                          5,874                   5,858
 Fannie Mae 5.00% 2033                                                                              6,099                   6,067
 Fannie Mae 5.50% 2033                                                                            110,529                 112,339
 Fannie Mae 6.50% 2034                                                                             13,919                  14,609
 Fannie Mae 6.00% 2035                                                                            193,388                 199,884
 Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                             19,200                  19,099
 Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                16,593                  17,502
 Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                   5,443                   5,807
 Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                  12,352                  13,203
 CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2,
     2.76% 2010(1),(2)                                                                              5,616                   5,610
 CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1,
     7.50% 2032                                                                                     5,268                   5,395
 CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1,
     7.50% 2032                                                                                       469                     481
 CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
     3.996% 2033(2)                                                                                 6,800                   6,776
 CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
     4.334% 2033(2)                                                                                 2,556                   2,575
 CS First Boston Mortgage Securities Corp., Series 2003-AR28, Class II-A-1,
     4.542% 2033(2)                                                                                 5,859                   5,874
 CS First Boston Mortgage Securities Corp., Series 2003-23, Class V-A-1,
     6.00% 2033                                                                                    15,139                  15,518
 CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1,
     6.50% 2033                                                                                    25,536                  26,533
 CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1,
     7.00% 2033                                                                                     7,034                   7,309
 CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2,
     4.612% 2034(2)                                                                                30,514                  30,567
 CS First Boston Mortgage Securities Corp., Series 2004-AR7, Class II-A-1,
     4.889% 2034(2)                                                                                 4,530                   4,552
 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2,
     5.935% 2034                                                                                   13,000                  13,276
 CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1,
     6.00% 2034                                                                                    22,402                  22,983
 CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1,
     6.00% 2034                                                                                     1,672                   1,719
 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3,
     6.238% 2034                                                                                    9,000                   9,575
 CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1,
     4.106% 2035                                                                                    1,817                   1,818
 CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3,
     6.38% 2035                                                                                    53,915                  59,293
 CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2,
     6.103% 2036                                                                                   19,939                  21,190
 CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1,
     3.883% 2037                                                                                   12,500                  12,491
 CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1,
     4.637% 2037                                                                                    3,640                   3,695
 CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4,
     4.283% 2039                                                                                   20,600                  20,357
 CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D,
     7.841% 2041(2)                                                                                 5,250                   5,984
 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A,
     5.50% 2019                                                                                     2,341                   2,372
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
     3.842% 2033(2)                                                                                44,451                  43,727
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A,
     4.03% 2033(2)                                                                                  9,175                   9,084
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7,
     4.208% 2033(2)                                                                                 8,795                   8,826
 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
     4.362% 2033(2)                                                                                31,415                  31,431
 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A,
     4.229% 2034(2)                                                                                 3,457                   3,429
 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A,
     4.669% 2034(2)                                                                                57,949                  57,790
 Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(2)                                43,852                  43,445
 Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.139% 2033(2)                               19,026                  18,900
 Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.135% 2033(2)                               9,424                   9,433
 Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.334% 2034(2)                                 23,224                  23,140
 Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.052% 2034(2)                               7,301                   7,311
 Bear Stearns ARM Trust, Series 2004-9, Class I-2-A-3, 5.077% 2034(2)                               7,191                   7,273
 Bear Stearns ARM Trust, Series 2003-8, Class III-A, 5.173% 2034(2)                                 6,970                   7,033
 Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2,
     6.39% 2030                                                                                    44,550                  48,176
 Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2,
     6.56% 2030                                                                                    14,588                  15,675
 Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1,
     7.543% 2032                                                                                   17,635                  18,985
 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1,
     7.656% 2032                                                                                    7,664                   7,683
 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2,
     7.757% 2032                                                                                   18,350                  21,092
 CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.492% 2033(2)                     6,789                   6,742
 CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.784% 2033(2)                        19,723                  19,647
 CHL Mortgage Pass-Through Trust, Series 2004-7, Class 2-A-1, 4.123% 2034(2)                        8,458                   8,390
 CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.734% 2034(2)                        27,067                  27,182
 CHL Mortgage Pass-Through Trust, Series 2004-12, Class 12-A-1, 4.889% 2034(2)                     13,418                  13,515
 CHL Mortgage Pass-Through Trust, Series 2004-12, Class 13-A-1, 4.928% 2034(2)                     12,233                  12,334
 CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.26% 2034(2)                        9,535                   9,649
 Realkredit Danmark A/S, Series 23D, 5.00% 2035                                                DKr503,768                  92,283
 Merrill Lynch Mortgage Investors, Inc., Series 1995-C2, Class D, 7.545% 2021(2)                     $219                     225
 Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A,
     4.265% 2033(2)                                                                                 7,420                   7,391
 Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A,
     4.61% 2033(2)                                                                                 26,549                  26,652
 Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A-1,
     4.298% 2034(2)                                                                                10,539                  10,439
 Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1,
     4.67% 2034(2)                                                                                 44,762                  44,736
 Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1,
     6.34% 2030                                                                                     3,959                   4,111
 Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X,
     interest only, 0.263% 2031(2)                                                                254,080                   3,964
 Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 1.034% 2031(1),(2)                                                            156,166                   6,696
 Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2,
     7.32% 2032                                                                                    16,480                  18,817
 Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1,
     3.97% 2035                                                                                    38,640                  38,611
 Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1,
     3.688% 2041                                                                                    5,000                   4,994
 Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4,
     4.521% 2041                                                                                   10,000                   9,986
 Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1,
     3.734% 2033(2)                                                                                36,637                  36,138
 Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1,
     4.088% 2033(2)                                                                                10,433                  10,439
 Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1,
     4.183% 2033(2)                                                                                 7,945                   7,907
 Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1,
     4.54% 2033(2)                                                                                 16,314                  16,301
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                   56,200                  62,394
 Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.078% 2016(1),(2)                     26,135                  26,270
 Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                               956                     960
 Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                            17,000                  18,310
 Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                            5,766                   5,945
 Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                           10,000                  10,862
 Government National Mortgage Assn. 7.50% 2007                                                         59                      62
 Government National Mortgage Assn. 6.50% 2008                                                        274                     292
 Government National Mortgage Assn. 6.50% 2008                                                         76                      81
 Government National Mortgage Assn. 7.50% 2008                                                         84                      87
 Government National Mortgage Assn. 7.50% 2008                                                         81                      84
 Government National Mortgage Assn. 7.50% 2008                                                         70                      73
 Government National Mortgage Assn. 7.50% 2008                                                         50                      52
 Government National Mortgage Assn. 7.50% 2008                                                         26                      27
 Government National Mortgage Assn. 6.50% 2009                                                        112                     120
 Government National Mortgage Assn. 7.50% 2009                                                        106                     113
 Government National Mortgage Assn. 7.50% 2009                                                         88                      94
 Government National Mortgage Assn. 7.50% 2009                                                         84                      88
 Government National Mortgage Assn. 7.50% 2009                                                         81                      87
 Government National Mortgage Assn. 7.50% 2009                                                         71                      74
 Government National Mortgage Assn. 7.50% 2009                                                         62                      64
 Government National Mortgage Assn. 7.50% 2009                                                         59                      63
 Government National Mortgage Assn. 9.00% 2009                                                        932                     989
 Government National Mortgage Assn. 9.50% 2009                                                        947                   1,017
 Government National Mortgage Assn. 9.50% 2009                                                         72                      77
 Government National Mortgage Assn. 9.00% 2016                                                        176                     195
 Government National Mortgage Assn. 8.00% 2017                                                         45                      49
 Government National Mortgage Assn. 9.00% 2017                                                         54                      59
 Government National Mortgage Assn. 9.00% 2019                                                        201                     224
 Government National Mortgage Assn. 9.50% 2019                                                        300                     335
 Government National Mortgage Assn. 8.50% 2020                                                         97                     107
 Government National Mortgage Assn. 8.50% 2020                                                         49                      54
 Government National Mortgage Assn. 9.00% 2020                                                        154                     171
 Government National Mortgage Assn. 9.50% 2020                                                        141                     158
 Government National Mortgage Assn. 10.00% 2020                                                     1,142                   1,308
 Government National Mortgage Assn. 7.50% 2021                                                         97                     104
 Government National Mortgage Assn. 7.50% 2021                                                         13                      14
 Government National Mortgage Assn. 8.50% 2021                                                        413                     454
 Government National Mortgage Assn. 8.50% 2021                                                        255                     280
 Government National Mortgage Assn. 8.50% 2021                                                        134                     147
 Government National Mortgage Assn. 8.50% 2021                                                         52                      57
 Government National Mortgage Assn. 9.00% 2021                                                         72                      80
 Government National Mortgage Assn. 9.00% 2021                                                         47                      52
 Government National Mortgage Assn. 10.00% 2021                                                     2,739                   3,113
 Government National Mortgage Assn. 7.00% 2022                                                        174                     185
 Government National Mortgage Assn. 7.00% 2022                                                        108                     116
 Government National Mortgage Assn. 7.00% 2022                                                         48                      51
 Government National Mortgage Assn. 7.50% 2022                                                        130                     140
 Government National Mortgage Assn. 7.50% 2022                                                         84                      90
 Government National Mortgage Assn. 7.50% 2022                                                         63                      68
 Government National Mortgage Assn. 7.50% 2022                                                         63                      68
 Government National Mortgage Assn. 7.50% 2022                                                         52                      56
 Government National Mortgage Assn. 7.50% 2022                                                         44                      48
 Government National Mortgage Assn. 8.00% 2022                                                        356                     387
 Government National Mortgage Assn. 9.00% 2022                                                         78                      87
 Government National Mortgage Assn. 7.00% 2023                                                        411                     440
 Government National Mortgage Assn. 7.50% 2023                                                        698                     754
 Government National Mortgage Assn. 7.50% 2023                                                        413                     446
 Government National Mortgage Assn. 7.50% 2023                                                        142                     153
 Government National Mortgage Assn. 7.50% 2023                                                        139                     150
 Government National Mortgage Assn. 7.50% 2023                                                        131                     141
 Government National Mortgage Assn. 7.50% 2023                                                        106                     115
 Government National Mortgage Assn. 7.50% 2023                                                        104                     113
 Government National Mortgage Assn. 7.50% 2023                                                         92                     100
 Government National Mortgage Assn. 7.50% 2023                                                         86                      93
 Government National Mortgage Assn. 7.50% 2023                                                         69                      74
 Government National Mortgage Assn. 7.50% 2023                                                         62                      67
 Government National Mortgage Assn. 7.50% 2023                                                         59                      64
 Government National Mortgage Assn. 7.50% 2023                                                         48                      52
 Government National Mortgage Assn. 7.50% 2023                                                         46                      50
 Government National Mortgage Assn. 7.50% 2023                                                         45                      48
 Government National Mortgage Assn. 7.50% 2023                                                         43                      47
 Government National Mortgage Assn. 7.50% 2023                                                         38                      41
 Government National Mortgage Assn. 7.50% 2023                                                         35                      38
 Government National Mortgage Assn. 7.50% 2023                                                         33                      36
 Government National Mortgage Assn. 7.50% 2023                                                         31                      34
 Government National Mortgage Assn. 7.50% 2023                                                         30                      33
 Government National Mortgage Assn. 7.50% 2023                                                         30                      32
 Government National Mortgage Assn. 7.50% 2023                                                         29                      31
 Government National Mortgage Assn. 7.50% 2023                                                         22                      24
 Government National Mortgage Assn. 7.50% 2023                                                          8                       8
 Government National Mortgage Assn. 8.00% 2023                                                      1,332                   1,450
 Government National Mortgage Assn. 8.00% 2023                                                        796                     866
 Government National Mortgage Assn. 8.00% 2023                                                        112                     122
 Government National Mortgage Assn. 8.00% 2023                                                         65                      71
 Government National Mortgage Assn. 8.00% 2023                                                         50                      54
 Government National Mortgage Assn. 8.00% 2023                                                         32                      35
 Government National Mortgage Assn. 8.00% 2023                                                         30                      33
 Government National Mortgage Assn. 8.00% 2023                                                         15                      17
 Government National Mortgage Assn. 8.50% 2023                                                         49                      54
 Government National Mortgage Assn. 7.00% 2024                                                      3,423                   3,664
 Government National Mortgage Assn. 7.00% 2024                                                      2,978                   3,188
 Government National Mortgage Assn. 7.50% 2024                                                        341                     370
 Government National Mortgage Assn. 7.50% 2024                                                        277                     301
 Government National Mortgage Assn. 7.50% 2024                                                        122                     133
 Government National Mortgage Assn. 7.50% 2024                                                         88                      96
 Government National Mortgage Assn. 7.50% 2024                                                         69                      74
 Government National Mortgage Assn. 7.50% 2024                                                         68                      74
 Government National Mortgage Assn. 7.50% 2024                                                         64                      69
 Government National Mortgage Assn. 7.50% 2024                                                         59                      64
 Government National Mortgage Assn. 7.50% 2024                                                         55                      60
 Government National Mortgage Assn. 7.50% 2024                                                         46                      50
 Government National Mortgage Assn. 7.50% 2024                                                         36                      39
 Government National Mortgage Assn. 7.50% 2024                                                         35                      37
 Government National Mortgage Assn. 7.50% 2024                                                         25                      27
 Government National Mortgage Assn. 8.00% 2024                                                         23                      26
 Government National Mortgage Assn. 8.50% 2024                                                         52                      57
 Government National Mortgage Assn. 8.50% 2024                                                         28                      31
 Government National Mortgage Assn. 7.00% 2025                                                      2,692                   2,882
 Government National Mortgage Assn. 7.00% 2025                                                      1,157                   1,239
 Government National Mortgage Assn. 7.00% 2026                                                      1,035                   1,110
 Government National Mortgage Assn. 7.00% 2026                                                      1,022                   1,096
 Government National Mortgage Assn. 7.00% 2026                                                        288                     309
 Government National Mortgage Assn. 8.00% 2026                                                         78                      85
 Government National Mortgage Assn. 8.00% 2026                                                         63                      69
 Government National Mortgage Assn. 8.00% 2026                                                         34                      37
 Government National Mortgage Assn. 7.50% 2027                                                         91                      98
 Government National Mortgage Assn. 8.50% 2027                                                         47                      51
 Government National Mortgage Assn. 6.50% 2028                                                        899                     953
 Government National Mortgage Assn. 7.00% 2028                                                      2,994                   3,202
 Government National Mortgage Assn. 7.00% 2028                                                        678                     726
 Government National Mortgage Assn. 7.50% 2028                                                         71                      77
 Government National Mortgage Assn. 7.50% 2028                                                         65                      71
 Government National Mortgage Assn. 7.50% 2028                                                         24                      26
 Government National Mortgage Assn. 7.50% 2028                                                         20                      22
 Government National Mortgage Assn. 7.50% 2028                                                         18                      20
 Government National Mortgage Assn. 7.50% 2028                                                         17                      18
 Government National Mortgage Assn. 7.50% 2028                                                         16                      17
 Government National Mortgage Assn. 8.50% 2028                                                         63                      69
 Government National Mortgage Assn. 8.50% 2028                                                         26                      28
 Government National Mortgage Assn. 7.00% 2029                                                      1,956                   2,089
 Government National Mortgage Assn. 7.00% 2029                                                      1,590                   1,698
 Government National Mortgage Assn. 7.00% 2029                                                      1,203                   1,287
 Government National Mortgage Assn. 7.00% 2029                                                        705                     754
 Government National Mortgage Assn. 7.00% 2029                                                        650                     695
 Government National Mortgage Assn. 7.50% 2029                                                        125                     136
 Government National Mortgage Assn. 8.00% 2029                                                        359                     391
 Government National Mortgage Assn. 8.50% 2029                                                         45                      50
 Government National Mortgage Assn. 7.50% 2030                                                        998                   1,076
 Government National Mortgage Assn. 8.00% 2030                                                      1,532                   1,670
 Government National Mortgage Assn. 8.00% 2030                                                      1,200                   1,307
 Government National Mortgage Assn. 8.00% 2030                                                      1,140                   1,242
 Government National Mortgage Assn. 8.00% 2030                                                        844                     920
 Government National Mortgage Assn. 8.00% 2030                                                        403                     439
 Government National Mortgage Assn. 8.00% 2030                                                        352                     383
 Government National Mortgage Assn. 8.00% 2030                                                         49                      54
 Government National Mortgage Assn. 7.00% 2031                                                      1,053                   1,123
 Government National Mortgage Assn. 7.00% 2031                                                        689                     735
 Government National Mortgage Assn. 7.50% 2032                                                      2,376                   2,564
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(1)                                        42,486                  46,103
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1,
     6.341% 2033(1)                                                                                 4,857                   5,116
 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2,
     6.592% 2033                                                                                   17,250                  19,075
 Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3,
     6.428% 2035                                                                                   16,420                  18,094
 GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.207% 2030(2)                          31,076                  33,385
 GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.207% 2030(2)                           3,750                   4,083
 Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1,
     4.59% 2034                                                                                     5,695                   5,755
 Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3,
     6.16% 2035                                                                                    17,468                  18,840
 Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1,
     3.98% 2036                                                                                     9,229                   9,152
 Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1,
     3.48% 2037                                                                                     3,661                   3,647
 GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3,
     6.869% 2029                                                                                   16,354                  17,312
 GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029                    8,300                   8,949
 GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035                     9,000                   9,752
 Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.718% 2034(2)                           35,470                  35,956
 Commercial Mortgage Trust, Series 2000-FL3A, Class D, 3.733% 2012(1),(2)                          13,776                  12,131
 Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038                               20,000                  19,212
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class A-2, 7.439% 2031                                                          5,000                   5,658
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class B, 7.619% 2031                                                           17,125                  19,545
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class C, 7.625% 2031                                                            5,000                   5,700
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                           427                     450
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033                        17,590                  19,583
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038                          3,775                   3,955
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038                          2,500                   2,733
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.551% 2027(1),(2)                    11,445                  12,192
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.748% 2027(1),(2)                     3,949                   4,134
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.892% 2028(1),(2)                     2,630                   2,777
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(2)                       3,651                   3,621
Bank of America, NA and First Union National Bank Commercial Mortgage Trust,
     Series 2001-3, Class A-1,  4.89% 2037                                                         19,775                  20,234
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(1)                                        19,986                  19,903
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
     6.746% 2031                                                                                   18,000                  19,734
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1,
     7.739% 2032                                                                                   14,061                  15,268
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1,
     5.673% 2033                                                                                    4,151                   4,371
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                        18,703                  18,912
MASTR Asset Securitization Trust, Series 2004-10, Class 1-A-1, 4.50% 2019                          14,585                  14,556
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                           2,750                   2,776
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                            14,500                  16,845
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1,
     Class A-1, 3.972% 2039                                                                        16,892                  16,776
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(1)                             15,321                  15,694
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II,
     4.361% 2034(2)                                                                                14,787                  14,660
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A-1A, 6.14% 2031                              2,408                   2,414
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                             10,000                  10,853
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034(2)                   11,662                  11,597
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031                             10,000                  10,687
Hypothekenbank in Essen AG 5.25% 2008                                                       Euro    6,000                   8,703
Rheinische Hypothekenbank Eurobond 4.25% 2008                                                       5,000                   7,089
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                              $6,342                   6,334
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032                     5,000                   4,961
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015(1)                                   5,000                   4,953
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A,
     5.00% 2034                                                                                     4,786                   4,757
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                               4,158                   4,310
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 4.997% 2040(1),(2)                         3,814                   3,661
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
     Series 1998-C2, Class A-1, 6.28% 2035                                                          2,525                   2,542
Travelers Mortgage Securities Corp., Series 1, Class Z-2, 12.00% 2014                                 951                     963
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027(1)                                   850                     901
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                         783                     782
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A-1, 5.80% 2030                           293                     295
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A-1, 6.23% 2031                           322                     323
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017                         174                      43
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017                             174                     157
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                        182                     184
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                            107                     107
                                                                                                                        3,124,468

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 13.40%
U.S. Treasury Obligations 1.125% 2005                                                                  10                      10
U.S. Treasury Obligations 5.75% 2005                                                              111,000                 113,862
U.S. Treasury Obligations 5.875% 2005                                                              20,000                  20,534
U.S. Treasury Obligations 6.75% 2005                                                              213,245                 216,527
U.S. Treasury Obligations 5.625% 2006                                                              17,560                  18,105
U.S. Treasury Obligations 6.875% 2006                                                             281,990                 296,904
U.S. Treasury Obligations 3.00% 2007                                                               70,500                  70,071
U.S. Treasury Obligations 3.25% 2007                                                               18,645                  18,676
U.S. Treasury Obligations 3.375% 2007(11)                                                         156,611                 165,893
U.S. Treasury Obligations 4.375% 2007                                                              32,500                  33,401
U.S. Treasury Obligations 6.125% 2007                                                              25,000                  26,836
U.S. Treasury Obligations 6.25% 2007                                                               43,885                  46,707
U.S. Treasury Obligations 6.625% 2007                                                              40,000                  43,150
U.S. Treasury Obligations 2.625% 2008                                                              20,000                  19,552
U.S. Treasury Obligations 3.625% 2008(11)                                                         124,878                 136,099
U.S. Treasury Obligations 4.75% 2008                                                               40,000                  41,894
U.S. Treasury Obligations 5.625% 2008                                                              40,000                  42,903
U.S. Treasury Obligations 3.875% 2009(11)                                                          73,321                  82,202
U.S. Treasury Obligations Principal Strip 0% 2009                                                   1,250                   1,061
U.S. Treasury Obligations 10.00% 2010                                                               5,000                   5,134
U.S. Treasury Obligations 3.50% 2011(11)                                                           54,833                  62,290
U.S. Treasury Obligations 5.00% 2011                                                               25,000                  26,601
U.S. Treasury Obligations Principal Strip 0% 2011                                                  10,495                   8,062
U.S. Treasury Obligations 3.00% 2012(11)                                                            2,723                   3,040
U.S. Treasury Obligations 10.375% 2012                                                             24,500                  29,231
U.S. Treasury Obligations 12.00% 2013                                                              10,000                  12,900
U.S. Treasury Obligations 4.00% 2014                                                                4,000                   3,944
U.S. Treasury Obligations 11.250% 2015                                                             70,000                 110,009
U.S. Treasury Obligations 9.250% 2016                                                              40,000                  57,094
U.S. Treasury Obligations 8.875% 2017                                                              20,000                  28,328
U.S. Treasury Obligations Principal Strip 0% 2018                                                  24,120                  12,713
U.S. Treasury Obligations 7.875% 2021                                                              10,500                  14,175
U.S. Treasury Obligations 6.875% 2025                                                             263,250                 331,324
U.S. Treasury Obligations 5.25% 2028                                                               77,165                  80,770
U.S. Treasury Obligations 3.875% 2029(11)                                                           5,968                   8,204
U.S. Treasury Obligations Principal Strip 0% 2029                                                   7,500                   2,159
U.S. Treasury Obligations 6.25% 2030                                                                6,460                   7,715
Fannie Mae 7.00% 2005                                                                              90,000                  92,057
Fannie Mae 6.25% 2011                                                                              29,250                  32,089
Fannie Mae 5.25% 2012                                                                              20,000                  20,775
Fannie Mae 7.25% 2030                                                                              23,750                  30,287
Federal Home Loan Bank 2.00% 2006                                                                  67,775                  66,941
Federal Home Loan Bank 2.375% 2006                                                                 62,695                  62,123
Federal Home Loan Bank 4.50% 2012                                                                  31,500                  31,864
Freddie Mac 4.25% 2005                                                                             27,250                  27,445
Freddie Mac 1.875% 2006                                                                             8,780                   8,667
Freddie Mac 6.625% 2009                                                                            10,000                  11,173
Freddie Mac 4.75% 2012                                                                             20,000                  19,974
Freddie Mac 6.25% 2012                                                                             15,000                  15,698
Freddie Mac 6.75% 2031                                                                             22,650                  27,438
U.S. Government-Guaranteed Certificates of Participation, Overseas Private
     Investment Corp., Series 2000-044-A, 3.74% 2015(3)                                            12,430                  12,258
                                                                                                                        2,656,869

NON-U.S. GOVERNMENT BONDS & NOTES -- 5.63%
German Government 5.00% 2005                                                                Euro   55,270                  76,110
German Government 4.50% 2006                                                                       41,920                  58,657
German Government 4.50% 2009                                                                       55,000                  79,189
German Government 6.25% 2030                                                                       43,630                  77,020
Japanese Government 0.50% 2007                                                             (Y)  2,266,150                  22,242
Japanese Government 0.90% 2008                                                                 11,030,000                 109,442
Japanese Government 0.50% 2013                                                                  7,890,800                  72,347
United Mexican States Government Global 4.625% 2008                                               $11,000                  11,151
United Mexican States Government Global 10.375% 2009                                               14,500                  17,763
United Mexican States Government, Series MI10, 8.00% 2013                                     MXP 171,200                  13,770
United Mexican States Government Global 11.375% 2016                                              $18,658                  27,586
United Mexican States Government, Series M20, 8.00% 2023                                      MXP 303,800                  21,477
United Mexican States Government Global 8.30% 2031                                                 $8,220                   9,654
United Mexican States Government Global 7.50% 2033                                                  3,750                   4,059
Canadian Government 4.25% 2026(11)                                                              C$ 67,142                  78,027
Korean Government 4.50% 2008                                                               KRW 70,438,000                  70,840
Swedish Government 5.00% 2009                                                                 SKr 105,000                  16,888
Swedish Government 5.25% 2011                                                                     311,885                  51,254
Polish Government 8.50% 2006                                                                   PLZ 72,000                  24,387
Polish Government 6.00% 2010                                                                      116,750                  38,798
Russian Federation 8.25% 2010                                                                     $21,580                  23,993
Russian Federation 8.25% 2010(1)                                                                    3,300                   3,669
Russian Federation 5.00% 2030(2)                                                                   26,300                  27,221
Russian Federation 5.00% 2030(1),(2)                                                                  145                     150
United Kingdom 8.50% 2005                                                                  Pound    4,295                   8,538
United Kingdom 5.00% 2008                                                                           6,960                  13,551
United Kingdom 6.00% 2028                                                                           1,800                   4,230
United Kingdom 4.25% 2032                                                                          10,190                  19,006
Italian Government BTPS Eurobond 6.00% 2007                                                 Euro   16,204                  23,935
French Government O.A.T. Eurobond Strip Principal 0% 2019                                         $14,000                  10,452
French Government O.A.T. Eurobond 5.50% 2029                                                        7,610                  12,261
New South Wales Treasury Corp. 8.00% 2008                                                      A$  26,000                  21,834
State of Qatar 9.75% 2030                                                                         $12,220                  17,780
Banque Centrale de Tunisie 4.75% 2011                                                      Euro     3,000                   4,189
Banque Centrale de Tunisie 7.375% 2012                                                             $6,250                   7,172
Corporacion Andina de Fomento 6.875% 2012                                                           5,895                   6,636
Panama (Republic of) Global 10.75% 2020                                                               210                     274
Panama (Republic of) Global 9.375% 2023                                                             3,837                   4,451
Panama (Republic of) Global 8.875% 2027                                                               250                     276
Panama (Republic of) Global 9.375% 2029                                                               675                     797
Bulgaria (Republic of) 8.25% 2015                                                                   4,000                   5,040
Hungarian Government 8.50% 2006                                                               HUF 500,000                   2,762
Hungarian Government 6.25% 2008                                                                   300,000                   1,570
Peru (Republic of) 9.125% 2012                                                                       $432                     505
Peru (Republic of) 8.375% 2016                                                                      2,500                   2,813
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(2)                                           383                     369
Brazil (Federal Republic of), Bearer 8.00% 2014(12)                                                   681                     697
Brazil (Federal Republic of) Global 8.875% 2024                                                     1,375                   1,430
Brazil (Federal Republic of) Global 12.25% 2030                                                       425                     563
Brazil (Federal Republic of) Global 11.00% 2040                                                       610                     725
New Zealand Government 4.50% 2016(11)                                                           NZ$ 3,553                   2,792
Dominican Republic 9.50% 2006(1)                                                                   $2,135                   2,015
Guatemala (Republic of) 10.25% 2011(1)                                                              1,000                   1,184
Venezuela (Republic of) 9.25% 2027                                                                    915                     968
El Salvador (Republic of) 7.625% 2034(1)                                                              750                     776
Turkey (Republic of) 12.375% 2009                                                                     500                     630
Argentina (Republic of), Series E, 0% 2003(13)                                                      1,000                     260
Argentina (Republic of) Global 15.50% 2008(13)                                                        725                     243
Argentina (Republic of) Global 11.75% 2009(13)                                                         60                      21
Argentina (Republic of) Global 12.25% 2018(12),(13)                                                    80                      26
Argentina (Republic of) Global 12.00% 2031(12),(13)                                                    53                      18
                                                                                                                        1,116,483

ASSET-BACKED OBLIGATIONS(3) -- 5.60%
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024                                               10,000                   9,994
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                               15,000                  14,958
CWABS, Inc., Series 2004-15, Class 2-AV-2, 2.69% 2034(2)                                           30,000                  30,000
CWABS, Inc., Series 2004-12, Class 2-AV-2, 2.698% 2033(2)                                          26,750                  26,766
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034                                               16,000                  15,798
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2,
     2.34% 2027                                                                                    19,000                  18,735
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class A-I-3,
     3.495% 2028                                                                                       51                      51
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2,
     3.052% 2029                                                                                    1,550                   1,531
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4,
     AMBAC insured, 4.767% 2032                                                                    10,000                  10,033
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4,
     4.572% 2033                                                                                    6,038                   5,977
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7,
     4.79% 2033(2)                                                                                 10,000                  10,044
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7,
     4.828% 2033                                                                                    9,000                   9,025
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6,
     4.55% 2034                                                                                    26,100                  25,727
Metris Master Trust, Series 2000-1, Class A, 2.71% 2008(2)                                         41,100                  41,129
Metris Master Trust, Series 2000-3, Class A, 2.67% 2009(2)                                          3,500                   3,495
Metris Master Trust, Series 2001-2, Class A, 2.73% 2009(2)                                         23,000                  22,957
Residential Asset Securities Corp. Trust, Series 2002-KS4, Class A-1-3,
     AMBAC insured, 4.59% 2026                                                                         80                      80
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3,
     2.66% 2028                                                                                    16,236                  16,168
Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7,
     AMBAC insured, 7.505% 2030                                                                     3,034                   3,115
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
     5.96% 2031                                                                                    24,400                  25,037
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2,
     2.64% 2035(2)                                                                                 20,000                  19,986
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured,
     2.89% 2009(1)                                                                                 25,539                  25,256
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured,
     3.50% 2009(1)                                                                                  2,096                   2,104
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured,
     3.52% 2009(1)                                                                                  1,105                   1,102
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured,
     3.87% 2010(1)                                                                                  7,141                   7,150
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured,
     3.86% 2011(1)                                                                                 27,600                  27,747
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                               39,935                  40,291
Green Tree Financial Corp., Series 1993-2, Class B, 8.00% 2018                                      2,156                   2,036
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(7)                                 4,192                   1,048
Green Tree Financial Corp., Series 1995-8, Class B-2, 7.65% 2026(7)                                 7,046                      88
Green Tree Financial Corp., Series 1995-6, Class B-2, 8.00% 2026(7)                                 2,383                     119
Green Tree Financial Corp., Series 1996-6, Class B-2, 8.35% 2027(7)                                 6,984                      35
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027(7)                                 4,489                      22
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028                                   5,487                   5,855
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(7)                                 2,139                      11
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                   10,913                  11,707
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D,
     7.25% 2029(4)                                                                                  8,337                   7,086
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(7)                                 3,432                      17
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(7)                                 9,019                       -
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 4.153% 2033(2)                    4,500                   4,581
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
     5.16% 2033                                                                                     2,117                   2,131
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-3,
     5.79% 2033                                                                                     5,000                   5,093
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018                         5,100                   5,122
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024                         7,660                   8,094
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                     10,250                  10,596
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                        5,000                   5,454
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030                        6,889                   7,721
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032                         1,500                   1,569
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-3-A,
     MBIA insured, 2.37% 2007                                                                      17,000                  16,984
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A,
     MBIA insured, 3.10% 2009                                                                       2,000                   1,991
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
     3.55% 2009                                                                                     4,000                   4,016
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4,
     FSA insured, 3.48% 2010                                                                       15,500                  15,524
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                           1,620                   1,633
MMCA Auto Owner Trust, Series 2001-3, Class B, 3.353% 2008(2)                                       4,880                   4,876
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                           3,933                   3,935
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                        24,221                  24,324
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                    15,000                  15,063
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011                                       4,722                   4,669
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                    12,000                  11,837
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 2.898% 2034(2)                     22,757                  22,769
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021                            10,000                  10,491
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027                             8,290                   8,794
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032                             3,000                   3,274
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured,
     3.46% 2008(1)                                                                                  1,931                   1,932
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured,
     2.58% 2011(1)                                                                                 20,649                  20,473
Morgan Stanley Capital I, Inc., Series 2004-NC3, Class M-1, 2.948% 2034(2)                         20,000                  20,013
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 3.23% 2031(2)                       5,000                   5,005
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured,
     5.25% 2034                                                                                    11,000                  11,236
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured,
     5.65% 2034                                                                                     3,000                   3,048
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A,
     Class A, 4.521% 2007(1),(2)                                                                   10,158                  10,288
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
     Class FX, 10.421% 2007(1)                                                                      8,250                   8,624
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009                             17,000                  17,510
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                              17,425                  17,396
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                   16,000                  16,098
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                 15,000                  15,969
Drive Auto Receivables Trust, Series 2004-A, Class A-2, XLCA insured,
     1.638% 2006(1)                                                                                 8,369                   8,323
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured,
     2.41% 2007(1)                                                                                  5,000                   4,971
Drive Auto Receivables Trust, Series 2001-2, Class A, MBIA insured, 3.91% 2007(1)                   2,288                   2,301
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                 14,250                  15,247
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017(1)                               13,800                  15,197
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 3.568% 2034(2)                                   9,742                   9,830
Impac CMB Trust, Series 2004-10, Class 1-A-2, FGIC insured, 2.768% 2035(2)                          4,978                   4,979
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured,
     2.524% 2008(1)                                                                                 7,642                   7,626
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured,
     3.493% 2010(1)                                                                                 5,584                   5,552
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(1),(2)                                        12,509                  12,415
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(1)                        12,000                  11,897
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured,
     3.00% 2009(1)                                                                                  7,976                   7,979
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
     2.62% 2007                                                                                     3,899                   3,900
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(1)                     10,000                  10,683
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                    5,698                   5,657
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035                    2,500                   2,465
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035                    2,000                   1,949
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured,
     2.96% 2009                                                                                    10,000                   9,923
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
     2.41% 2010(1)                                                                                  9,905                   9,855
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2004-C,
     Class II-A-2, 2.66% 2035(2)                                                                    5,500                   5,500
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
     Class AF-6, 6.537% 2030                                                                        3,907                   3,922
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                    2,292                   2,364
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                   6,788                   6,997
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX,
     4.685% 2012(1)                                                                                 2,146                   2,154
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX,
     6.298% 2012(1)                                                                                 6,830                   6,844
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022(1)                      8,988                   8,651
Home Equity Asset Trust, Series 2004-2, Class M-1, 2.948% 2034(2)                                   1,000                   1,001
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.038% 2035(2)                                   7,500                   7,539
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B,
     3.103% 2010(1),(2)                                                                             8,000                   8,060
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4,
     Class A-2-B, 2.73% 2035(2)                                                                     7,450                   7,452
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011                                3,000                   3,236
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011                                3,750                   4,055
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3,
     4.35% 2014                                                                                     4,788                   4,737
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4,
     5.27% 2018                                                                                     2,456                   2,461
Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class I-A-2,
     2.718% 2033(2)                                                                                 7,125                   7,125
First USA Credit Card Master Trust, Series 1997-4, Class C, 3.41% 2010(1),(2)                       6,630                   6,655
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured,
     3.995% 2010(1)                                                                                 6,357                   6,363
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(1)                                6,076                   6,289
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                      5,733                   5,728
Popular ABS Mortgage Pass Through Trust,  Series 2004-4, Class AF-4, 4.628% 2034                    5,650                   5,656
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009                                  579                     581
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009                              3,117                   3,129
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010                                1,862                   1,844
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS,
     MBIA insured, 7.11% 2007(1)                                                                    5,261                   5,271
Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009                                         4,931                   4,973
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008                                         4,500                   4,889
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006(1)                               2,380                   2,389
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009(1)                               2,000                   2,007
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured,
     3.03% 2010                                                                                     4,337                   4,342
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                          2,303                   2,301
Chase Funding Trust, Series 1999-3, Class IIM-1, 3.068% 2029(2)                                     1,556                   1,558
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured,
     2.29% 2009(1)                                                                                  3,571                   3,532
NextCard Credit Card Master Note Trust, Series 2000-1, Class B,
     3.203% 2006(1),(2)                                                                             3,393                   3,405
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029                    2,771                   2,845
SLM Private Credit Student Loan Trust, Series 2003-10, 5.15% 2039(1)                       Pound    1,160                   2,242
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured,
     3.58% 2008(1)                                                                                 $1,446                   1,448
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured,
     2.84% 2009(1)                                                                                    766                     765
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(1),(2),(4),(6)                                   3,000                      30
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(1),(2),(4),(6)                                  7,000                     656
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(1),(4),(7)                                       16,000                   1,500
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                            2,114                   2,125
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 3.168% 2032(2)                            2,000                   1,998
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                      1,162                   1,159
Capital One Master Trust, Series 2002-1A, Class B, 3.003% 2011(2)                                   1,000                   1,012
World Omni Auto Receivables Trust, Series 2001-B, Class B, 4.14% 2008                                 640                     644
                                                                                                                        1,110,596

MUNICIPALS -- 1.55%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 5.00% 2021                                      8,055                   8,131
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                     64,975                  65,076
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                   6,000                   5,987
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                  27,290                  27,014
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002, 5.75% 2032                                                   31,360                  29,965
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                    40,110                  40,059
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                        29,321                  28,175
State of California, Department of Water Resources, Power Supply Revenue Bonds,
     Series 2002-E, 3.975% 2005                                                                    14,450                  14,503
State of California, Department of Water Resources, Power Supply Revenue Bonds,
     Series 2002-E, 4.33% 2006                                                                     13,320                  13,458
State of Louisianna, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                        24,095                  23,748
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
     (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999,
     6.63% 2009(1),(3)                                                                             10,744                  11,177
Los Angeles County Metropolitan Transportation Authority, General Revenue
     Refunding Bonds (Workers' Compensation Funding Program), Series 2003,
     AMBAC insured, 3.83% 2008                                                                      5,000                   5,002
Los Angeles County Metropolitan Transportation Authority, General Revenue
     Refunding Bonds (Workers' Compensation Funding Program), Series 2003,
     AMBAC insured, 4.56% 2010                                                                      5,000                   5,072
State of Louisianna, Tobacco Settlement Authority, Asset-backed Bonds,
     Series 2001-B, 5.50% 2030                                                                     10,000                   9,370
State of South Carolina, Tobacco Settlement Revenue Management Authority,
     Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022                               6,410                   6,345
State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue
     Bonds, Refunding Series 2004-A-1, 3.60% 2006                                                   5,000                   4,984
State of New York, Dormitory Authority, City University System Consolidated
     Third General Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                              4,500                   4,489
State of New York, Housing Finance Agency, State Personal Income Tax Revenue
     Bonds (Economic Development and Housing), Series B, 2.88% 2007                                 2,000                   1,973
State of New York, Housing Finance Agency, State Personal Income Tax Revenue
     Bonds (Economic Development and Housing), Series B, 3.09% 2007                                 2,200                   2,167
                                                                                                                          306,695

TOTAL BONDS & NOTES (cost: $17,016,321,000)                                                                           $17,805,976




                                                                                                Shares or
CONVERTIBLE SECURITIES -- 0.97%                                                          Principal amount


CONSUMER DISCRETIONARY -- 0.34%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                         Euro 25,975,000                  36,060
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
     preferred 2032                                                                               351,600                  18,561
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                      $13,125,000                  12,112
                                                                                                                           66,733

TELECOMMUNICATION SERVICES -- 0.28%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                           Euro 22,000,000                  32,829
American Tower Corp. 5.00% convertible debentures 2010                                        $21,000,000                  21,210
Dobson Communications Corp., Series F, 6.00% convertible preferred(1),(4)                          15,400                     986
                                                                                                                           55,025

INFORMATION TECHNOLOGY -- 0.16%
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                              $14,700,000                  13,377
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                              $12,000,000                  11,640
Celestica Inc. 0% convertible debentures 2020                                                 $14,000,000                   7,805
                                                                                                                           32,822

UTILITIES -- 0.09%
AES Trust VII 6.00% convertible preferred 2008                                                    351,450                  17,080


INDUSTRIALS -- 0.08%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(1)                                 180,000                  16,447


FINANCIALS -- 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                         70,400                   3,602


TOTAL CONVERTIBLE SECURITIES (cost: $138,215,000)                                                                         191,709




WARRANTS -- 0.00%                                                                                  Shares


TELECOMMUNICATION SERVICES -- 0.00%
XO Communications, Inc., Series A, warrants, expire 2010(8)                                        11,372                       8
XO Communications, Inc., Series B, warrants, expire 2010(8)                                         8,529                       4
XO Communications, Inc., Series C, warrants, expire 2010(8)                                         8,529                       4
                                                                                                                               16

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(1),(4),(8)                                             54,400                    $  1


TOTAL WARRANTS (cost: $190,000)                                                                                                17



PREFERRED STOCKS -- 3.94%


FINANCIALS -- 3.91%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
     preferred (undated)(1),(2)                                                                85,750,000                 106,951
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
     preferred (undated)(1),(2)                                                                32,000,000                  49,692
HSBC Capital Funding LP 8.03% noncumulative preferred (undated)(2)                             20,000,000                  34,136
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
     (undated)(1),(2)                                                                          93,375,000                 109,317
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
     (undated)(1),(2)                                                                          57,500,000                  65,176
Fannie Mae, Series O, 7.00% preferred 2007(1),(8)                                               1,314,000                  73,584
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
     securities(1)                                                                              1,670,000                  45,299
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
     preferred capital securities(1)                                                              230,000                   6,296
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                 18,000,000                  18,722
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)(2)                          18,550,000                  18,102
Royal Bank of Scotland Group PLC 6.625% (undated)(2)                                            4,700,000                   7,211
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(1),(2)                21,750,000                  24,058
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(1),(2)                15,000,000                  18,506
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
     (undated)(1),(2)                                                                          34,850,000                  40,763
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)(2)                      29,750,000                  35,663
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                      1,200,000                  33,360
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(1),(2)                  26,721,000                  30,808
ACE Ltd., Series C, 7.80% preferred depositary shares                                             680,000                  18,054
Standard Chartered Capital Trust I 8.16% (undated)(2)                                          10,000,000                  16,299
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
     shares (undated)(1),(2)                                                                   11,250,000                  13,025
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up
     premium rate                                                                                 112,500                   5,850
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative
     step-up premium rate                                                                          50,000                   5,275
                                                                                                                          776,147

TELECOMMUNICATION SERVICES -- 0.03%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(4)                           11,704                   5,267
XO Communications, Inc. 14.00% preferred 2009(8),(12)                                                  24                       -
                                                                                                                            5,267

CONSUMER STAPLES -- 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                 18,500                     443


CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(8)                                  50,565                      63


INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. - MOD III Inc., units(4),(14)                                                           1,447                       0


TOTAL PREFERRED STOCKS (cost: $664,844,000)                                                                               781,920

                                                                                                                     Market value
COMMON STOCKS -- 0.51%                                                                             Shares                   (000)


TELECOMMUNICATION SERVICES -- 0.36%
NTELOS Inc.(1),(4),(8),(14)                                                                     1,623,569               $  59,341
AirGate PCS, Inc.(1),(8)                                                                          148,128                   5,273
Dobson Communications Corp., Class A(1),(8)                                                     2,432,959                   4,185
VersaTel Telecom International NV(8)                                                              779,280                   2,248
XO Communications, Inc.(8)                                                                          5,685                      17
                                                                                                                           71,064

FINANCIALS -- 0.08%
Beverly Hills Bancorp Inc.(14)                                                                  1,601,967                  16,180


INFORMATION TECHNOLOGY -- 0.04%
ZiLOG, Inc.(8),(14)                                                                               879,000                   7,032


INDUSTRIALS -- 0.03%
DigitalGlobe, Inc.(1),(4),(8)                                                                   3,984,039                   3,984
Delta Air Lines, Inc.(1),(4),(8)                                                                  312,961                   1,990
                                                                                                                            5,974

HEALTH CARE -- 0.00%
Clarent Hospital Corp.(4),(8),(14)                                                                331,291                     166


TOTAL COMMON STOCKS (cost: $102,168,000)                                                                                  100,416





                                                                                         Principal amount
SHORT-TERM SECURITIES -- 4.55%                                                                      (000)


Proctor & Gamble Co. 2.08%-2.35% due 1/21-3/9/2005(1),(15)                                      $ 133,000                 132,692
CAFCO, LLC 2.05%-2.32% due 1/21-2/10/2005(1)                                                      130,000                 129,696
SBC Communications Inc. 2.22%-2.34% due 1/24-2/15/2005(1),(15)                                     90,500                  90,281
U.S. Treasury Bills 1.705%-2.045% due 1/6-3/10/2005(15)                                            80,200                  79,933
Clipper Receivables Co., LLC 2.31%-2.35% due 1/28-2/11/2005(1),(15)                                65,000                  64,836
Three Pillars Funding, LLC 2.03%-2.39% due 1/7-3/10/2005(1),(15)                                   55,295                  55,187
Coca-Cola Co. 2.15%-2.20% due 1/25-1/27/2005(15)                                                   53,800                  53,715
Gannett Co. 2.20%-2.26% due 1/19/2005(1)                                                           51,000                  50,939
American Express Credit Corp. 2.15% due 1/5/2005                                                   50,000                  49,985
Pfizer Inc 2.23% due 2/2/2005(1)                                                                   31,900                  31,835
Federal Home Loan Bank 2.21% due 2/4/2005(15)                                                      28,400                  28,339
Abbott Laboratories Inc. 2.18% due 1/20/2005(1)                                                    26,200                  26,168
BellSouth Corp. 2.30% due 2/7/2005(1)                                                              24,800                  24,740
Variable Funding Capital Corp. 2.25% due 1/24/2005(1),(15)                                         20,000                  19,970
General Electric Capital Corp. 2.20% due 1/3/2005                                                  18,100                  18,097
Hershey Foods Corp. 2.26% due 2/2/2005(1)                                                          12,600                  12,574
NetJets Inc. 1.95% due 1/11/2005(1)                                                                12,500                  12,492
3M Co. 1.97% due 1/18/2005(15)                                                                     10,000                   9,989
Caterpillar Inc. 2.28% due 1/18/2005(1)                                                            10,000                   9,989
Triple-A One Funding Corp. 2.08% due 1/7/2005(1)                                                    1,087                   1,087


TOTAL SHORT-TERM SECURITIES (cost: $902,570,000)                                                                          902,544


TOTAL INVESTMENT SECURITIES (cost: $18,824,308,000)                                                                   $19,782,582

OTHER ASSETS LESS LIABILITIES                                                                                              46,826

NET ASSETS                                                                                                            $19,829,408


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,738,854,000, which represented 18.86% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Step bond; coupon rate will increase at a later date.
(6) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(7) Company not making scheduled interest payments; bankruptcy proceedings pending.
(8) Security did not produce income during the last 12 months.
(9) Purchased as a unit; issue was separated but reattached for reporting purposes.
(10) This unit also contains 999,000 par of Drax Group Ltd., Class A-3, 10.0375% 2020 and 999,000 shares of Drax Group Ltd. common stock.
(11) Index-linked bond whose principal amount moves with a government retail price index.
(12) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(13) Scheduled interest or principal payments not made; reorganization pending.
(14) Represents an affiliated company as defined under the Investment Company Act of 1940.
(15) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

REPORT  OF  INDEPENDENT   REGISTERED  PUBLIC  ACCOUNTING  FIRM  ON  SCHEDULE  OF
INVESTMENTS

To the Shareholders and
Board of Directors of
The Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America, Inc. (the "Fund") as of December 31, 2004, and for the year then ended and have issued our report thereon dated Feburary 10, 2005, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund's investment portfolio (the "Schedule") as of December 31, 2004 appearing in Item 6 of this Form N-CSR. This
Schedule is the responsibility of the Fund's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.


DELOITTE & TOUCHE LLP
February 10, 2005
Costa Mesa, California

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.


By

/s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ Abner D. Goldstine
----------------------------------------------------
Abner D. Goldstine, President and PEO

Date: March 10, 2005


By

/s/ Susi M. Silverman
----------------------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: March 10, 2005